1290 FUNDS

1290 AVANTIS® U.S. LARGE CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS

July 31, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (12.0%)
Diversified Telecommunication Services (0.0%)†
Iridium Communications, Inc.	712	$33,706
Liberty Capital Corp.*	31	733
Liberty Capital Corp., Class C*	270	6,256

		40,695

Entertainment (1.5%)
Live Nation Entertainment, Inc.*	1,717	298,981
Madison Square Garden Sports Corp.*	18	7,086
Netflix, Inc.*	34,046	2,441,439
ROBLOX Corp., Class A*	5,534	197,011
Take-Two Interactive Software, Inc.*	758	184,133

		3,128,650

Interactive Media & Services (10.5%)
Alphabet, Inc., Class A	20,142	7,173,170
Alphabet, Inc., Class C	16,301	5,813,752
Meta Platforms, Inc., Class A	15,991	8,902,349

		21,889,271

Media (0.0%)†
EchoStar Corp., Class A*	256	21,527
Trade Desk, Inc. (The), Class A*	722	13,025

		34,552

Total Communication Services		25,093,168

Consumer Discretionary (12.7%)
Automobiles (0.8%)
Tesla, Inc.*	5,510	1,714,767

Broadline Retail (4.3%)
Amazon.com, Inc.*	31,422	8,533,587
Coupang, Inc., Class A*	25,360	414,636
Etsy, Inc.*	328	26,791

		8,975,014

Diversified Consumer Services (0.0%)†
Grand Canyon Education, Inc.*	251	36,481
H&R Block, Inc.	39	1,717

		38,198

Hotels, Restaurants & Leisure (3.5%)
Airbnb, Inc., Class A*	5,484	830,936
Booking Holdings, Inc.	1,725	332,752
Carnival Corp. Ltd.	3,398	94,498
Chipotle Mexican Grill, Inc.*	27,044	1,006,578
Choice Hotels International, Inc.	896	99,895
Darden Restaurants, Inc.	1,927	392,299
Domino’s Pizza, Inc.	159	55,243
Expedia Group, Inc.	1,171	345,141
Hilton Worldwide Holdings, Inc.	421	134,926
Las Vegas Sands Corp.	10,243	500,780
Marriott International, Inc., Class A	193	71,956
McDonald’s Corp.	222	60,082
Norwegian Cruise Line Holdings Ltd.*	12,310	228,104
Planet Fitness, Inc., Class A*	166	9,281
Royal Caribbean Cruises Ltd.	6,199	1,973,142
Starbucks Corp.	1,335	140,509
Texas Roadhouse, Inc., Class A	2,824	580,163
Travel + Leisure Co.	86	6,538
Viking Holdings Ltd.*	2,678	279,449
Wingstop, Inc.	143	18,517
Yum! Brands, Inc.	812	124,463

		7,285,252

Specialty Retail (3.4%)
AutoZone, Inc.*	42	126,682
Burlington Stores, Inc.*	2,756	1,015,531
Chewy, Inc., Class A*	1,367	30,894
Home Depot, Inc. (The)	4,536	1,505,771
Lithia Motors, Inc., Class A	18	6,938
Murphy USA, Inc.	822	499,579
O’Reilly Automotive, Inc.*	1,360	121,516
Ross Stores, Inc.	3,360	843,595
TJX Cos., Inc. (The)	10,580	1,664,657
Tractor Supply Co.	13,668	420,564
Ulta Beauty, Inc.*	898	460,521
Williams-Sonoma, Inc.	1,727	394,896

		7,091,144

Textiles, Apparel & Luxury Goods (0.7%)
Deckers Outdoor Corp.*	5,629	545,338
Lululemon Athletica, Inc.*	1,914	227,517
Ralph Lauren Corp.	60	22,820
Tapestry, Inc.	4,381	667,533

		1,463,208

Total Consumer Discretionary		26,567,583

Consumer Staples (3.4%)
Beverages (0.7%)
Coca-Cola Co. (The)	6,305	552,255
Coca-Cola Consolidated, Inc.	269	50,545
Monster Beverage Corp.*	6,008	579,051
PepsiCo, Inc.	2,412	336,619

		1,518,470

Consumer Staples Distribution & Retail (2.2%)
BJ’s Wholesale Club Holdings, Inc.*	590	57,690
Casey’s General Stores, Inc.	169	147,199
Costco Wholesale Corp.	3,616	3,442,034
Sprouts Farmers Market, Inc.*	1,770	154,273
Sysco Corp.	4,415	376,335
Walmart, Inc.	2,495	277,444

		4,454,975

Food Products (0.1%)
Hershey Co. (The)	1,317	230,541

Household Products (0.4%)
Colgate-Palmolive Co.	4,697	428,836
Kimberly-Clark Corp.	3,683	402,589

		831,425

Total Consumer Staples		7,035,411

Energy (1.9%)
Energy Equipment & Services (0.0%)†
TechnipFMC plc	1,393	99,822

Oil, Gas & Consumable Fuels (1.9%)
Cheniere Energy, Inc.	3,082	812,323
HF Sinclair Corp.	148	13,538
Marathon Petroleum Corp.	934	295,583
Phillips 66	308	65,197
Targa Resources Corp.	8,116	2,194,323
Texas Pacific Land Corp.	1,395	561,599

		3,942,563

Total Energy		4,042,385

Financials (6.6%)
Banks (0.3%)
Bank of America Corp.	1,290	79,916
Citigroup, Inc.	2,758	365,297
Popular, Inc.	214	37,495
Western Alliance Bancorp	835	67,209

		549,917

Capital Markets (1.8%)
Ameriprise Financial, Inc.	2,143	1,169,735

See Notes to Portfolio of Investments.

1

1290 FUNDS

1290 AVANTIS® U.S. LARGE CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS (Continued)

July 31, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Blackstone, Inc.	2,059	$263,037
Charles Schwab Corp. (The)	1,863	196,062
FactSet Research Systems, Inc.	78	20,530
Goldman Sachs Group, Inc. (The)	246	250,522
Jefferies Financial Group, Inc.	1,002	54,709
KKR & Co., Inc.	1,243	126,078
Lazard, Inc.	693	29,369
LPL Financial Holdings, Inc.	2,759	975,858
Moody’s Corp.	1,098	525,261
MSCI, Inc.	131	74,963
Robinhood Markets, Inc., Class A*	718	62,150

		3,748,274

Consumer Finance (0.5%)
Ally Financial, Inc.	1,555	67,378
American Express Co.	2,700	907,875
Credit Acceptance Corp.*	15	8,534
SLM Corp.	526	13,673
SoFi Technologies, Inc.*	1,606	26,194

		1,023,654

Financial Services (3.8%)
Apollo Global Management, Inc.	3,426	430,271
Block, Inc., Class A*	1,083	87,983
Mastercard, Inc., Class A	5,387	3,087,290
Visa, Inc., Class A	11,683	4,277,497

		7,883,041

Insurance (0.2%)
Everest Group Ltd.	89	33,299
Kinsale Capital Group, Inc.	599	213,496
Markel Group, Inc.*	39	73,411
Progressive Corp. (The)	970	205,078
RLI Corp.	13	796

		526,080

Total Financials		13,730,966

Health Care (6.2%)
Biotechnology (1.8%)
AbbVie, Inc.	3,103	778,667
Amgen, Inc.	2,610	1,005,268
Bridgebio Pharma, Inc.*	178	14,256
Exelixis, Inc.*	9,580	508,027
Gilead Sciences, Inc.	4,398	572,663
Neurocrine Biosciences, Inc.*	673	112,256
Ultragenyx Pharmaceutical, Inc.*	266	6,626
Vertex Pharmaceuticals, Inc.*	1,407	671,280

		3,669,043

Health Care Equipment & Supplies (1.3%)
Dexcom, Inc.*	12,867	1,073,751
IDEXX Laboratories, Inc.*	1,584	885,567
Insulet Corp.*	349	57,707
Intuitive Surgical, Inc.*	1,565	552,962
ResMed, Inc.	650	137,137

		2,707,124

Health Care Providers & Services (0.5%)
Cardinal Health, Inc.	554	127,436
Cencora, Inc.	1,908	594,037
Centene Corp.*	613	38,141
DaVita, Inc.*	19	4,562
HCA Healthcare, Inc.	74	29,792
McKesson Corp.	354	303,091

		1,097,059

Health Care Technology (0.1%)
Veeva Systems, Inc., Class A*	827	168,526

Life Sciences Tools & Services (0.1%)
Waters Corp.*	430	162,243

Pharmaceuticals (2.4%)
Bristol-Myers Squibb Co.	362	23,642
Eli Lilly & Co.	4,140	4,756,198
Zoetis, Inc.	4,235	327,323

		5,107,163

Total Health Care		12,911,158

Industrials (8.6%)
Aerospace & Defense (1.4%)
ATI, Inc.*	1,835	343,952
Boeing Co. (The)*	1,238	267,581
BWX Technologies, Inc.	450	75,915
Carpenter Technology Corp.	327	169,929
GE Aerospace	4,260	1,533,898
Hexcel Corp.	144	14,825
Lockheed Martin Corp.	801	466,775
TransDigm Group, Inc.	26	32,614

		2,905,489

Air Freight & Logistics (0.0%)†
CH Robinson Worldwide, Inc.	4	591

Building Products (0.4%)
Armstrong World Industries, Inc.	569	99,382
Lennox International, Inc.	838	348,507
Simpson Manufacturing Co., Inc.	61	11,452
Trane Technologies plc	718	326,654

		785,995

Commercial Services & Supplies (0.6%)
Cintas Corp.	2,048	419,082
Copart, Inc.*	4,930	143,562
Rollins, Inc.	2,737	103,924
Waste Management, Inc.	2,225	504,074

		1,170,642

Construction & Engineering (1.0%)
Comfort Systems USA, Inc.	846	1,463,318
EMCOR Group, Inc.	528	421,043
IES Holdings, Inc.*	113	84,133
Sterling Infrastructure, Inc.*	303	180,821

		2,149,315

Electrical Equipment (1.6%)
Eaton Corp. plc	19	7,889
GE Vernova, Inc.	2,116	2,095,453
Vertiv Holdings Co., Class A	4,782	1,155,188

		3,258,530

Ground Transportation (0.7%)
Avis Budget Group, Inc.*	39	5,360
Landstar System, Inc.	187	32,682
Lyft, Inc., Class A*	2,266	35,939
Old Dominion Freight Line, Inc.	1,415	300,178
Uber Technologies, Inc.*	8,643	608,122
U-Haul Holding Co. (Nasdaq Stock Exchange)*	89	6,311
U-Haul Holding Co. (New York Stock Exchange) (x)	1,179	73,782
Union Pacific Corp.	1,734	506,553
XPO, Inc.*	4	804

		1,569,731

Industrial Conglomerates (0.0%)†
3M Co.	4	705

Machinery (1.0%)
Caterpillar, Inc.	1,873	1,526,139
Cummins, Inc.	265	168,063
Illinois Tool Works, Inc.	1,628	467,155

		2,161,357

See Notes to Portfolio of Investments.

2

1290 FUNDS

1290 AVANTIS® U.S. LARGE CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS (Continued)

July 31, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Passenger Airlines (0.1%)
Alaska Air Group, Inc.*	521	$24,722
American Airlines Group, Inc.*	2,103	32,113
Delta Air Lines, Inc.	419	36,637
Southwest Airlines Co.	491	22,080
United Airlines Holdings, Inc.*	98	11,890

		127,442

Professional Services (0.6%)
Automatic Data Processing, Inc.	1,382	368,248
Broadridge Financial Solutions, Inc.	116	17,858
Paychex, Inc.	1,986	232,044
Paycom Software, Inc.	1,070	175,437
Paylocity Holding Corp.*	832	114,729
Verisk Analytics, Inc.	1,440	280,584

		1,188,900

Trading Companies & Distributors (1.2%)
Fastenal Co.	21,697	1,035,164
W.W. Grainger, Inc.	1,101	1,521,824

		2,556,988

Total Industrials		17,875,685

Information Technology (47.7%)
Communications Equipment (1.1%)
Arista Networks, Inc.*	10,016	1,806,385
Motorola Solutions, Inc.	1,079	470,174
Ubiquiti, Inc.	163	90,713

		2,367,272

Electronic Equipment, Instruments & Components (0.6%)
Amphenol Corp., Class A	1,996	320,757
Corning, Inc.	539	74,517
Jabil, Inc.	2,441	769,037
TTM Technologies, Inc.*	106	12,237

		1,176,548

IT Services (0.1%)
CoreWeave, Inc., Class A*	2,411	173,037
Globant SA*	93	3,404
Kyndryl Holdings, Inc.*	572	7,751

		184,192

Semiconductors & Semiconductor Equipment (22.5%)
Advanced Micro Devices, Inc.*	6,159	2,932,608
Analog Devices, Inc.	27	9,920
Applied Materials, Inc.	3,725	1,891,071
Broadcom, Inc.	23,668	9,213,479
First Solar, Inc.*	76	16,038
KLA Corp.	12,964	2,370,078
Lam Research Corp.	12,676	3,714,322
Marvell Technology, Inc.	584	109,535
Micron Technology, Inc.	2,465	2,028,769
NVIDIA Corp.	116,931	23,473,898
QUALCOMM, Inc.	3,580	528,444
Texas Instruments, Inc.	2,916	804,058

		47,092,220

Software (11.9%)
Adobe, Inc.*	1,888	472,774
AppLovin Corp., Class A*	2,731	1,081,203
Autodesk, Inc.*	1,428	334,438
Crowdstrike Holdings, Inc., Class A*	776	148,107
Docusign, Inc.*	137	7,512
Dropbox, Inc., Class A*	583	18,982
Fair Isaac Corp.*	128	143,740
Fortinet, Inc.*	9,815	1,589,539
Manhattan Associates, Inc.*	631	120,748
Microsoft Corp.	37,658	17,500,426
Nutanix, Inc., Class A*	297	17,526
Oracle Corp.	8,390	1,089,609
Palantir Technologies, Inc., Class A*	11,588	1,426,019
Palo Alto Networks, Inc.*	1,212	402,178
Pegasystems, Inc.	1,058	32,322
RingCentral, Inc., Class A	519	28,867
Rubrik, Inc., Class A*	221	15,992
ServiceNow, Inc.*	4,973	553,147
Strategy, Inc.*	18	1,679

		24,984,808

Technology Hardware, Storage & Peripherals (11.5%)
Apple, Inc.	74,448	22,997,732
Dell Technologies, Inc., Class C	29	11,756
NetApp, Inc.	1,222	218,127
Sandisk Corp.*	307	372,953
Super Micro Computer, Inc.*	26	738
Western Digital Corp.	786	428,244

		24,029,550

Total Information Technology		99,834,590

Materials (0.3%)
Chemicals (0.2%)
Sherwin-Williams Co. (The)	1,258	428,789
Solstice Advanced Materials, Inc.	2,093	125,936

		554,725

Construction Materials (0.1%)
Eagle Materials, Inc.	691	141,613

Metals & Mining (0.0%)†
Hecla Mining Co.	306	4,321

Total Materials		700,659

Real Estate (0.0%)†
Real Estate Management & Development (0.0%)†
CBRE Group, Inc., Class A*	99	14,534

Total Real Estate		14,534

Utilities (0.5%)
Electric Utilities (0.0%)†
NRG Energy, Inc.	995	133,619

Independent Power and Renewable Electricity Producers (0.5%)
Talen Energy Corp.*	469	156,693
Vistra Corp.	5,733	849,573

		1,006,266

Total Utilities		1,139,885

Total Investments in Securities (99.9%) (Cost $151,575,509)		208,946,024
Other Assets Less Liabilities (0.1%)		142,765

Net Assets (100%)		$209,088,789

*	Non-income producing.

†	Percent shown is less than 0.05%.

(x)

All or a portion of security is on loan at July 31, 2026, the Portfolio had loaned securities with a total value of $5,106. This was collateralized by $5,213 of various U.S. Government Treasury Securities, ranging from 0.000% – 6.250%, maturing 8/11/26 – 11/15/55.

See Notes to Portfolio of Investments.

3

1290 FUNDS

1290 AVANTIS® U.S. LARGE CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS (Continued)

July 31, 2026 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Fund’s assets and liabilities carried at fair value as of July 31, 2026:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$25,093,168	$—	$—	$25,093,168
Consumer Discretionary	26,567,583	—	—	26,567,583
Consumer Staples	7,035,411	—	—	7,035,411
Energy	4,042,385	—	—	4,042,385
Financials	13,730,966	—	—	13,730,966
Health Care	12,911,158	—	—	12,911,158
Industrials	17,875,685	—	—	17,875,685
Information Technology	99,834,590	—	—	99,834,590
Materials	700,659	—	—	700,659
Real Estate	14,534	—	—	14,534
Utilities	1,139,885	—	—	1,139,885

Total Assets	$208,946,024	$—	$—	$208,946,024

Total Liabilities	$—	$—	$—	$—

Total	$208,946,024	$—	$—	$208,946,024

As of July 31, 2026, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$63,361,213
Aggregate gross unrealized depreciation	(5,993,181)

Net unrealized appreciation	$57,368,032

Federal income tax cost of investments in securities and derivative instruments, if applicable	$151,577,992

See Notes to Portfolio of Investments.

4

1290 FUNDS

1290 DIVERSIFIED BOND FUND

PORTFOLIO OF INVESTMENTS

July 31, 2026 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed Securities (13.1%)
Cloud Capital Holdco LP,
Series 2024-1A A2
5.781%, 11/22/49§	$4,830,000	$4,829,780
Consolidated Communications LLC,
Series 2025-1A A2
6.000%, 5/20/55§	7,575,000	7,661,152
Series 2025-1A B
6.506%, 5/20/55§	5,265,000	5,305,975
CPS Auto Receivables Trust,
Series 2022-C E
9.080%, 4/15/30§	2,400,000	2,467,220
Drive Auto Receivables Trust,
Series 2024-2 C
4.670%, 5/17/32	11,637,000	11,648,920
Octagon 55 Ltd.,
Series 2021-1A D1R
6.479%, 3/20/38(l)§	2,985,000	2,991,242
OHA Credit Funding 2 Ltd.,
Series 2019-2A D1R2
6.434%, 1/21/38(l)§	4,650,000	4,644,039
PFP Ltd.,
Series 2026-14 A
4.990%, 12/18/43(l)§	3,680,000	3,684,215
Point Broadband Funding LLC,
Series 2025-1A A2
5.336%, 7/20/55§	4,650,000	4,572,767
Series 2025-1A B
5.727%, 7/20/55§	6,070,000	5,984,530
TRTX Issuer Ltd.,
Series 2025-FL6 C
6.065%, 9/18/42(l)§	6,760,000	6,741,794
Series 2025-FL7 A
5.120%, 6/18/43(l)§	4,830,000	4,844,803
Zayo Issuer LLC,
Series 2025-1A A2
5.648%, 3/20/55§	1,700,000	1,698,532
Series 2025-2A A2
5.953%, 6/20/55§	12,440,000	12,518,531

Total Asset-Backed Securities		79,593,500

Collateralized Mortgage Obligations (6.9%)
Connecticut Avenue Securities Trust,
Series 2022-R02 2M2
6.616%, 1/25/42(l)§	1,021,137	1,030,493
Series 2022-R04 1B1
8.866%, 3/25/42(l)§	1,970,000	2,022,334
FHLMC,
Series 5654 FB
5.016%, 5/25/56(l)	14,396,604	14,443,924
FHLMC STACR REMIC Trust,
Series 2022-DNA3 M2
7.966%, 4/25/42(l)§	9,560,000	9,790,710
Series 2022-DNA6 M1B
7.316%, 9/25/42(l)§	650,000	667,472
Series 2022-DNA6 M2
9.366%, 9/25/42(l)§	6,300,000	6,639,198
JP Morgan Mortgage Trust,
Series 2025-VIS1 A2
5.695%, 8/25/55(e)§	7,259,740	7,241,732

Total Collateralized Mortgage Obligations		41,835,863

Commercial Mortgage-Backed Securities (5.0%)
Multifamily Connecticut Avenue Securities Trust,
Series 2019-01 M10
6.981%, 10/25/49(l)§	6,923,564	6,984,984
Series 2023-01 M10
10.116%, 11/25/53(l)§	10,480,000	11,835,665
Series 2024-01 M7
6.366%, 7/25/54(l)§	7,988,510	8,063,152
SWCH Commercial Mortgage Trust,
Series 2025-DATA E
7.017%, 2/15/42(l)§	3,250,000	3,218,674

Total Commercial Mortgage-Backed Securities		30,102,475

Convertible Bond (0.1%)
Information Technology (0.1%)
Software (0.1%)
IREN Ltd.
(Zero Coupon), 7/1/31§	1,144,000	870,584

Total Information Technology		870,584

Total Convertible Bond		870,584

Corporate Bonds (2.3%)
Communication Services (0.7%)
Diversified Telecommunication Services (0.7%)
QTS Fayetteville I Dc1-2 LLC
5.700%, 4/15/36§	4,290,000	3,918,008

Total Communication Services		3,918,008

Energy (0.4%)
Oil, Gas & Consumable Fuels (0.4%)
NFE Brazil Financing Ltd.
12.000%, 6/19/29 PIK§	1,003,341	888,626
NFE Financing LLC
12.000%, 11/15/29(h)§	4,906,200	1,471,860

Total Energy		2,360,486

Financials (0.9%)
Capital Markets (0.8%)
Golub Capital BDC, Inc.
2.500%, 8/24/26	4,705,000	4,696,683

See Notes to Portfolio of Investments.

1

1290 FUNDS

1290 DIVERSIFIED BOND FUND

PORTFOLIO OF INVESTMENTS (Continued)

July 31, 2026 (Unaudited)

	Principal Amount		Value (Note 1)
Consumer Finance (0.1%)
American Express Co.
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.85%), 3.550%, 9/15/26(k)(y)		$865,000	$861,756

Total Financials			5,558,439

Real Estate (0.3%)
Diversified REITs (0.2%)
Trust Fibra Uno (REIT)
7.700%, 1/23/32§		1,145,000	1,200,819

Industrial REITs (0.1%)
Trust 2401 (REIT)
7.700%, 1/23/32§		575,000	604,325

Total Real Estate			1,805,144

Total Corporate Bonds			13,642,077

Foreign Government Securities (25.8%)
Argentine Republic
4.125%, 7/9/35(e)		24,220,000	19,068,406
Mex Bonos Desarr Fix Rt
8.000%, 4/29/55	MXN	248,000,000	11,959,892
Series M
8.000%, 7/31/53		385,000,000	18,651,470
Notas do Tesouro Nacional
10.000%, 1/1/33	BRL	18,810,000	3,042,149
10.000%, 1/1/35		263,740,000	40,923,006
Republic of Ecuador
8.750%, 1/29/34§		$2,480,000	2,460,408
Titulos de Tesoreria
11.500%, 7/25/46	COP	102,770,000,000	31,211,914
12.000%, 3/13/58		9,920,000,000	3,077,853
U.K. Treasury Bonds
1.250%, 7/31/51(m)	GBP	47,560,000	25,846,315

Total Foreign Government Securities			156,241,413

Mortgage-Backed Securities (4.2%)
GNMA
6.000%, 4/20/54		$2,411,408	2,458,861
6.000%, 11/20/54		4,958,313	5,054,722
6.000%, 12/20/54		4,313,207	4,397,409
6.000%, 1/20/55		2,771,638	2,825,746
6.000%, 2/20/55		10,284,594	10,484,567

Total Mortgage-Backed Securities			25,221,305

U.S. Treasury Obligations (32.3%)
U.S. Treasury Inflation Linked Bonds
2.375%, 2/15/56 TIPS(x)		30,990,479	26,954,917
U.S. Treasury Inflation Linked Notes
1.250%, 4/15/31 TIPS		140,097,824	134,292,661
U.S. Treasury Notes
(US Treasury 3 Month Bill Money Market Yield + 0.10%), 3.951%, 1/31/28(k)		14,470,000	14,481,838
(US Treasury 3 Month Bill Money Market Yield + 0.10%), 3.955%, 4/30/28(k)		19,760,000	19,776,865

Total U.S. Treasury Obligations			195,506,281

Total Long-Term Debt Securities (89.7%) (Cost $542,317,874)			543,013,498

SHORT-TERM INVESTMENTS:
Foreign Government Treasury Bills (4.5%)
Arab Republic of Egypt
26.76%, 8/11/26(p)	EGP	902,000,000	17,493,333
24.28%, 10/20/26(p)		510,200,000	9,464,584

Total Foreign Government Treasury Bills			26,957,917

	Number of Shares
Investment Companies (2.0%)
Invesco Government & Agency Portfolio, Institutional Shares 3.65% (7 day yield) (xx)		911,506	911,506
JPMorgan Prime Money Market Fund, IM Shares 3.84% (7 day yield)		11,310,987	11,312,119

Total Investment Companies			12,223,625

Total Short-Term Investments (6.5%) (Cost $41,491,966)			39,181,542

Total Investments in Securities (96.2%) (Cost $583,809,840)			582,195,040
Other Assets Less Liabilities (3.8%)			23,283,624

Net Assets (100%)			$605,478,664

§

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At July 31, 2026, the market value of these securities amounted to $136,853,624 or 22.6% of net assets.

(e)	Step Bond - Coupon rate increases or decreases in increments to maturity. Rate disclosed is as of July 31, 2026. Maturity date disclosed is the ultimate maturity date.

(h)

Defaulted security. A security is classified as defaulted if the issuer files for bankruptcy or fails to make a scheduled interest or principal payment within the grace period set forth in the security’s governing documents.

(k)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of July 31, 2026.

(l)

Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of July 31, 2026.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At July 31, 2026, the market value or fair value, as applicable, of these securities amounted to $25,846,315 or 4.3% of net assets.

(p)	Yield to maturity.

(x)	All or a portion of security is on loan at July 31, 2026.

(y)

Securities are perpetual and, thus, do not have a predetermined maturity date. The coupon rate for these securities are fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of July 31, 2026.

See Notes to Portfolio of Investments.

2

1290 FUNDS

1290 DIVERSIFIED BOND FUND

PORTFOLIO OF INVESTMENTS (Continued)

July 31, 2026 (Unaudited)

(xx)

At July 31, 2026, the Fund had loaned securities with a total value of $24,556,022. This was collateralized by $24,367,826 of various U.S. Government Treasury Securities, ranging from 0.000% – 4.625%, maturing 10/15/26 – 2/15/56 and by cash of $911,506 which was subsequently invested in investment companies.

Glossary:

AUD — Australian Dollar

BRL — Brazilian Real

CAD — Canadian Dollar

CHF — Swiss Franc

CLP — Chilean Peso

COP — Colombian Peso

EGP — Egyptian Pound

EUR — European Currency Unit

FHLMC — Federal Home Loan Mortgage Corp.

GBP — British Pound

GNMA — Government National Mortgage Association

INR — India Rupee

KRW — Korean (South) Won

MXN — Mexican Peso

NOK — Norwegian Krone

NZD — New Zealand Dollar

PIK — Payment-in Kind Security

REIT — Real Estate Investment Trust

REMIC — Real Estate Mortgage Investment Conduit

SEK — Swedish Krona

STACR — Structured Agency Credit Risk

TIPS — Treasury Inflation Protected Security

USD — United States Dollar

Futures contracts outstanding as of July 31, 2026 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Long Gilt	1,014	9/2026	GBP	118,198,834	(2,314,986)
U.S. Treasury 5 Year Note	812	9/2026	USD	86,052,969	(538,938)
U.S. Treasury 10 Year Ultra Note	1,222	9/2026	USD	134,057,219	(2,662,963)

					(5,516,887)

Short Contracts
Canada 10 Year Bond	(2,851)	9/2026	CAD	(241,567,771)	3,845,978

					3,845,978

					(1,670,909)

See Notes to Portfolio of Investments.

3

1290 FUNDS

1290 DIVERSIFIED BOND FUND

PORTFOLIO OF INVESTMENTS (Continued)

July 31, 2026 (Unaudited)

Forward Foreign Currency Contracts outstanding as of July 31, 2026 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
COP	126,630,000,000	USD	36,268,192	JPMorgan Chase Bank**	8/5/2026	3,858,956
EUR	21,890,000	USD	25,215,485	UBS AG	8/10/2026	32,916
MXN	202,400,000	USD	11,555,084	Goldman Sachs Bank USA	8/10/2026	125,212
MXN	366,200,000	USD	20,909,704	Wells Fargo Bank NA	8/10/2026	223,321
USD	17,677,699	EUR	15,120,000	Barclays Bank plc	8/10/2026	237,963
USD	11,879,599	EUR	10,280,000	Standard Chartered Bank	8/10/2026	22,424
USD	29,625,849	EUR	25,400,000	UBS AG	8/10/2026	328,937
USD	24,654,792	CLP	22,600,000,000	HSBC Bank plc**	8/26/2026	343,542
AUD	25,900,000	USD	18,078,718	Morgan Stanley	8/31/2026	135,628
USD	24,295,082	AUD	34,140,000	Morgan Stanley	8/31/2026	285,902
NOK	174,100,000	USD	18,124,372	UBS AG	9/1/2026	237,748
INR	2,285,500,000	USD	23,679,030	HSBC Bank plc**	9/15/2026	185,980
KRW	71,740,000,000	USD	48,516,900	Citibank NA**	9/18/2026	1,834,034
CAD	50,440,000	USD	36,033,127	Citibank NA	10/15/2026	66,087
USD	37,995,468	CHF	30,430,000	UBS AG	10/19/2026	32,708
KRW	13,540,000,000	USD	9,180,408	Citibank NA**	10/22/2026	329,912
EGP	716,000,000	USD	12,594,547	Goldman Sachs Bank USA**	10/27/2026	1,403,498
SEK	287,700,000	USD	30,263,504	Goldman Sachs Bank USA	10/30/2026	93,075
EGP	521,600,000	USD	9,193,010	HSBC Bank plc**	12/1/2026	1,004,448

Total unrealized appreciation						10,782,291

USD	33,638,695	COP	126,630,000,000	JPMorgan Chase Bank**	8/5/2026	(6,488,452)
EUR	920,000	USD	1,069,789	Standard Chartered Bank	8/10/2026	(8,641)
USD	480,458	EUR	420,000	Standard Chartered Bank	8/10/2026	(3,980)
USD	33,213,126	MXN	579,700,000	Goldman Sachs Bank USA	8/10/2026	(240,766)
USD	31,174,933	MXN	543,200,000	HSBC Bank plc	8/10/2026	(172,580)
NZD	41,110,000	USD	24,311,673	Morgan Stanley	8/14/2026	(88,077)
USD	23,543,805	NZD	41,110,000	Morgan Stanley	8/14/2026	(679,790)
CLP	60,370,000,000	USD	67,136,427	HSBC Bank plc**	8/26/2026	(2,195,271)
USD	40,392,266	CLP	37,770,000,000	HSBC Bank plc**	8/26/2026	(237,641)
AUD	840,000	USD	598,075	Wells Fargo Bank NA	8/31/2026	(7,340)
USD	17,887,861	AUD	25,920,000	JPMorgan Chase Bank	8/31/2026	(340,550)
USD	18,114,730	AUD	26,300,000	Morgan Stanley	8/31/2026	(380,919)
CHF	30,430,000	USD	38,121,606	UBS AG	10/19/2026	(158,846)
USD	75,228,048	GBP	56,230,000	UBS AG	10/22/2026	(556,428)
USD	1,712,204	EGP	94,000,000	Goldman Sachs Bank USA**	10/27/2026	(125,528)

Total unrealized depreciation						(11,684,809)

Net unrealized depreciation						(902,518)

**	Non-deliverable forward.

See Notes to Portfolio of Investments.

4

1290 FUNDS

1290 DIVERSIFIED BOND FUND

PORTFOLIO OF INVESTMENTS (Continued)

July 31, 2026 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Fund’s assets and liabilities carried at fair value as of July 31, 2026:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments)	Total
Assets:
Asset-Backed Securities	$—	$79,593,500	$—	$79,593,500
Collateralized Mortgage Obligations	—	41,835,863	—	41,835,863
Commercial Mortgage-Backed Securities	—	30,102,475	—	30,102,475
Convertible Bonds
Information Technology	—	870,584	—	870,584
Corporate Bonds
Communication Services	—	3,918,008	—	3,918,008
Energy	—	2,360,486	—	2,360,486
Financials	—	5,558,439	—	5,558,439
Real Estate	—	1,805,144	—	1,805,144
Foreign Government Securities	—	156,241,413	—	156,241,413
Forward Currency Contracts	—	10,782,291	—	10,782,291
Futures	3,845,978	—	—	3,845,978
Mortgage-Backed Securities	—	25,221,305	—	25,221,305
Short-Term Investments
Foreign Government Treasury Bills	—	26,957,917	—	26,957,917
Investment Companies	12,223,625	—	—	12,223,625
U.S. Treasury Obligations	—	195,506,281	—	195,506,281

Total Assets	$16,069,603	$580,753,706	$—	$596,823,309

Liabilities:
Forward Currency Contracts	$—	$(11,684,809)	$—	$(11,684,809)
Futures	(5,516,887)	—	—	(5,516,887)

Total Liabilities	$(5,516,887)	$(11,684,809)	$—	$(17,201,696)

Total	$10,552,716	$569,068,897	$—	$579,621,613

As of July 31, 2026, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$25,399,269
Aggregate gross unrealized depreciation	(31,864,242)

Net unrealized depreciation	$(6,464,973)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$586,086,586

See Notes to Portfolio of Investments.

5

1290 FUNDS

1290 ESSEX SMALL CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS

July 31, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (0.3%)
Entertainment (0.3%)
CuriosityStream, Inc.	144,868	$353,478

Total Communication Services		353,478

Consumer Discretionary (6.8%)
Automobile Components (1.7%)
Gentherm, Inc.*	28,902	1,172,843
Patrick Industries, Inc.	9,627	794,709

		1,967,552

Diversified Consumer Services (3.3%)
Legacy Education, Inc.*	80,484	948,906
Lincoln Educational Services Corp.*	70,417	2,944,839

		3,893,745

Leisure Products (0.9%)
Johnson Outdoors, Inc., Class A	22,827	1,070,815

Specialty Retail (0.9%)
RealReal, Inc. (The)*	83,436	1,008,741

Total Consumer Discretionary		7,940,853

Consumer Staples (1.8%)
Food Products (1.8%)
BRC, Inc., Class A*	636,845	655,950
Mama’s Creations, Inc.*	79,626	1,467,507

Total Consumer Staples		2,123,457

Energy (5.4%)
Energy Equipment & Services (4.9%)
Energy Services of America Corp.	58,547	841,906
Expro Ltd.*	36,825	587,359
Forum Energy Technologies, Inc.*	16,035	1,004,913
Oceaneering International, Inc.*	38,914	1,898,225
TETRA Technologies, Inc.*	180,366	1,388,818

		5,721,221

Oil, Gas & Consumable Fuels (0.5%)
Matador Resources Co.	10,555	526,589

Total Energy		6,247,810

Financials (5.9%)
Banks (1.3%)
Amerant Bancorp, Inc., Class A	35,986	1,065,186
Riverview Bancorp, Inc.	90,993	482,263

		1,547,449

Capital Markets (1.4%)
BGC Group, Inc., Class A	82,526	950,699
Evercore, Inc., Class A	2,205	706,835

		1,657,534

Financial Services (0.7%)
Paymentus Holdings, Inc., Class A*	23,256	793,030

Insurance (2.5%)
Exzeo Group, Inc.*	46,440	720,749
HCI Group, Inc.	6,554	1,147,015
Octave Specialty Group, Inc.*	179,522	969,419

		2,837,183

Total Financials		6,835,196

Health Care (24.8%)
Biotechnology (8.6%)
Arcutis Biotherapeutics, Inc.*	35,341	949,259
Insmed, Inc.*	8,411	829,325
Kiniksa Pharmaceuticals International plc, Class A*	40,770	3,030,842
Mirum Pharmaceuticals, Inc.*	12,873	1,363,894
Precigen, Inc.*	182,092	1,141,717
Tonix Pharmaceuticals Holding Corp.(x)*	73,840	739,138
Travere Therapeutics, Inc.*	34,669	1,937,651

		9,991,826

Health Care Equipment & Supplies (5.9%)
Apyx Medical Corp.*	276,178	1,132,330
Brainsway Ltd. (ADR)(x)*	138,592	2,110,756
EDAP TMS SA (ADR)*	124,974	764,841
NeuroPace, Inc.*	50,804	654,863
Novocure Ltd.*	64,720	960,445
SI-BONE, Inc.*	65,789	1,168,413

		6,791,648

Health Care Providers & Services (1.1%)
Biodesix, Inc.*	58,950	1,249,740

Health Care Technology (0.8%)
Sophia Genetics SA*	161,368	914,956

Life Sciences Tools & Services (2.2%)
Adaptive Biotechnologies Corp.*	114,764	2,590,223

Pharmaceuticals (6.2%)
EyePoint, Inc.*	29,694	363,751
Ligand Pharmaceuticals, Inc.*	5,311	1,527,125
Liquidia Corp.*	19,341	1,626,772
Nuvation Bio, Inc.*	214,163	1,355,652
Ocular Therapeutix, Inc.*	118,351	966,928
Xeris Biopharma Holdings, Inc.*	174,503	1,409,984

		7,250,212

Total Health Care		28,788,605

Industrials (27.0%)
Aerospace & Defense (4.5%)
Kratos Defense & Security Solutions, Inc.*	27,579	1,285,181
Leonardo DRS, Inc.	60,431	2,782,848
Park Aerospace Corp.	34,971	1,185,517

		5,253,546

Air Freight & Logistics (0.2%)
Freightos Ltd.*	233,477	268,499

Building Products (0.9%)
Griffon Corp.	11,541	994,488

Commercial Services & Supplies (1.8%)
Interface, Inc., Class A	31,874	1,092,003
Liquidity Services, Inc.*	25,226	983,310

		2,075,313

Construction & Engineering (4.9%)
Argan, Inc.	3,787	2,160,218
Everus Construction Group, Inc.*	9,338	1,171,265
Orion Group Holdings, Inc.*	107,389	1,050,265
Sterling Infrastructure, Inc.*	2,241	1,337,362

		5,719,110

Electrical Equipment (2.5%)
American Superconductor Corp.*	29,865	877,135
Amprius Technologies, Inc.*	56,655	543,888
LSI Industries, Inc.	63,619	1,488,048

		2,909,071

Ground Transportation (1.0%)
Werner Enterprises, Inc.	31,985	1,196,879

See Notes to Portfolio of Investments.

1

1290 FUNDS

1290 ESSEX SMALL CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS (Continued)

July 31, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Machinery (5.6%)
CECO Environmental Corp.*	36,711	$2,418,888
Columbus McKinnon Corp.	67,813	1,299,975
FreightCar America, Inc.(x)*	81,965	653,261
Graham Corp.*	22,816	2,188,054

		6,560,178

Professional Services (3.5%)
BlackSky Technology, Inc., Class A*	31,723	731,215
IBEX Holdings Ltd.*	23,856	843,071
Mistras Group, Inc.*	62,657	953,013
Upwork, Inc.*	33,809	309,690
Willdan Group, Inc.*	18,209	1,247,863

		4,084,852

Trading Companies & Distributors (2.1%)
BlueLinx Holdings, Inc.*	21,077	1,142,795
Xometry, Inc., Class A*	14,364	1,231,282

		2,374,077

Total Industrials		31,436,013

Information Technology (24.5%)
Communications Equipment (1.6%)
KVH Industries, Inc.*	71,220	659,497
Lantronix, Inc.*	224,732	1,209,058

		1,868,555

Electronic Equipment, Instruments & Components (7.6%)
908 Devices, Inc.*	113,551	909,544
Arlo Technologies, Inc.*	47,206	694,872
Coda Octopus Group, Inc.*	77,797	788,862
Daktronics, Inc.*	52,729	1,042,453
Frequency Electronics, Inc.*	21,690	1,257,369
LightPath Technologies, Inc., Class A(x)*	63,309	656,514
Mirion Technologies, Inc., Class A*	75,799	1,135,469
Novanta, Inc.*	4,813	686,093
Ouster, Inc.*	43,032	1,678,678

		8,849,854

IT Services (1.7%)
Crexendo, Inc.*	172,534	1,187,034
Information Services Group, Inc.	196,043	815,539

		2,002,573

Semiconductors & Semiconductor Equipment (5.7%)
Ambarella, Inc.*	12,065	1,037,590
Cohu, Inc.*	31,887	1,530,257
Diodes, Inc.*	12,091	995,331
Semtech Corp.*	9,819	1,156,875
Tower Semiconductor Ltd.*	8,931	1,961,873

		6,681,926

Software (7.9%)
Arteris, Inc.*	67,797	2,025,774
AvePoint, Inc.*	90,691	1,181,704
Blend Labs, Inc., Class A*	476,049	847,367
Docebo, Inc.*	40,055	827,937
Intellicheck, Inc.(x)*	118,123	426,424
Mitek Systems, Inc.*	64,499	1,077,133
Red Violet, Inc.*	16,097	1,116,810
Riskified Ltd., Class A*	188,346	977,516
Zeta Global Holdings Corp., Class A*	30,215	652,644

		9,133,309

Total Information Technology		28,536,217

Total Common Stocks (96.5%) (Cost $70,978,520)		112,261,629

EXCHANGE TRADED FUNDS (ETF):
Equity (0.9%)
iShares Russell 2000 Growth ETF(x)	2,754	1,020,825

Total Exchange Traded Funds (0.9%) (Cost $979,435)		1,020,825

SHORT-TERM INVESTMENTS:
Investment Companies (4.3%)
Invesco Government & Agency Portfolio, Institutional Shares 3.65% (7 day yield) (xx)	2,212,813	2,212,813
JPMorgan Prime Money Market Fund, IM Shares 3.84% (7 day yield)	2,665,672	2,665,938
RBC BlueBay U.S. Government Money Market Fund, Institutional Shares 3.57% (7 day yield) (xx)	100,000	100,000

Total Investment Companies		4,978,751

Total Short-Term Investments (4.3%) (Cost $4,978,693)		4,978,751

Total Investments in Securities (101.7%) (Cost $76,936,648)		118,261,205
Other Assets Less Liabilities (-1.7%)		(1,930,259)

Net Assets (100%)		$116,330,946

*	Non-income producing.

(x)	All or a portion of security is on loan at July 31, 2026.

(xx)

At July 31, 2026, the Fund had loaned securities with a total value of $2,278,921. This was collateralized by $32,033 of various U.S. Government Treasury Securities, ranging from 0.000% – 6.250%, maturing 8/11/26 – 11/15/55 and by cash of $2,312,813 which was subsequently invested in investment companies.

Glossary:

ADR — American Depositary Receipt

USD — United States Dollar

See Notes to Portfolio of Investments.

2

1290 FUNDS

1290 ESSEX SMALL CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS (Continued)

July 31, 2026 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Fund’s assets and liabilities carried at fair value as of July 31, 2026:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$353,478	$—	$—	$353,478
Consumer Discretionary	7,940,853	—	—	7,940,853
Consumer Staples	2,123,457	—	—	2,123,457
Energy	6,247,810	—	—	6,247,810
Financials	6,835,196	—	—	6,835,196
Health Care	28,788,605	—	—	28,788,605
Industrials	31,436,013	—	—	31,436,013
Information Technology	28,536,217	—	—	28,536,217
Exchange Traded Fund	1,020,825	—	—	1,020,825
Short-Term Investments
Investment Companies	4,978,751	—	—	4,978,751

Total Assets	$118,261,205	$—	$—	$118,261,205

Total Liabilities	$—	$—	$—	$—

Total	$118,261,205	$—	$—	$118,261,205

As of July 31, 2026, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$45,240,580
Aggregate gross unrealized depreciation	(4,199,582)

Net unrealized appreciation	$41,040,998

Federal income tax cost of investments in securities and derivative instruments, if applicable	$77,220,207

See Notes to Portfolio of Investments.

3

1290 FUNDS

1290 GAMCO SMALL/MID CAP VALUE FUND

PORTFOLIO OF INVESTMENTS

July 31, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (19.5%)
Diversified Telecommunication Services (3.2%)
Anterix, Inc.*	7,000	$651,140
Grupo Televisa SAB (ADR)*	850,000	2,380,000
Liberty Global Ltd., Class A*	40,000	424,400
Telesat Corp.(x)*	113,200	4,217,832

		7,673,372

Entertainment (7.6%)
Atlanta Braves Holdings, Inc., Class A(x)*	48,000	2,611,680
Atlanta Braves Holdings, Inc., Class C*	33,000	1,677,390
Lionsgate Studios Corp.*	73,000	969,440
Madison Square Garden Entertainment Corp., Class A*	20,000	1,545,200
Madison Square Garden Sports Corp.*	16,000	6,298,880
Manchester United plc, Class A*	26,000	598,260
Sphere Entertainment Co.*	30,000	4,297,500
Starz Entertainment Corp.*	4,228	110,012
Vivendi SE	70,000	128,830

		18,237,192

Media (6.4%)
AMC Global Media, Inc.(x)*	35,000	392,000
Clear Channel Outdoor Holdings, Inc.*	510,000	1,234,200
Corus Entertainment, Inc., Class B*	72,000	2,054
EchoStar Corp., Class A*	13,000	1,093,170
EW Scripps Co. (The), Class A*	70,000	196,700
Fox Corp., Class B	12,000	623,280
JCDecaux SE	40,000	1,044,293
News Corp., Class B	20,000	625,400
Nexstar Media Group, Inc., Class A	15,500	2,953,215
Optimum Communications, Inc., Class A*	1,541	1,175
Paramount Skydance Corp., Class B(x)	2,500	19,900
Sinclair, Inc.	204,000	2,802,960
Sirius XM Holdings, Inc.	40,000	1,184,800
Versant Media Group, Inc.	85,000	3,059,150

		15,232,297

Wireless Telecommunication Services (2.3%)
Array Digital Infrastructure, Inc.	30,000	1,045,200
Gogo, Inc.*	12,900	53,922
Millicom International Cellular SA	34,500	3,294,060
Telephone and Data Systems, Inc.	30,000	1,007,400

		5,400,582

Total Communication Services		46,543,443

Consumer Discretionary (14.4%)
Automobile Components (3.1%)
Dana, Inc.	31,000	834,830
Garrett Motion, Inc.	20,000	623,000
Gentex Corp.	35,000	817,600
Gentherm, Inc.*	13,500	547,830
Goodyear Tire & Rubber Co. (The)*	210,000	1,459,500
Strattec Security Corp.*	37,000	3,251,930

		7,534,690

Automobiles (0.1%)
Winnebago Industries, Inc.	9,500	287,660

Distributors (0.2%)
LKQ Corp.	22,000	493,900

Diversified Consumer Services (1.4%)
Graham Holdings Co., Class B	800	962,832
Liberty Live Holdings, Inc., Class A*	1,000	94,720
Matthews International Corp., Class A	80,000	2,220,000

		3,277,552

Hotels, Restaurants & Leisure (3.4%)
Caesars Entertainment, Inc.*	125,000	3,718,750
Churchill Downs, Inc.	12,000	1,011,600
Krispy Kreme, Inc.*	25,000	79,500
Nathan’s Famous, Inc.	20,000	1,962,200
Ollamani SAB*	130,000	574,283
Wynn Resorts Ltd.	6,800	675,308

		8,021,641

Household Durables (0.5%)
Bassett Furniture Industries, Inc.	24,000	455,280
Lennar Corp., Class B(x)	9,000	726,300

		1,181,580

Leisure Products (1.8%)
Brunswick Corp.	20,000	1,580,000
Johnson Outdoors, Inc., Class A	47,000	2,204,770
Mattel, Inc.*	12,900	194,661
Sturm Ruger & Co., Inc.	9,000	334,530

		4,313,961

Specialty Retail (3.9%)
Advance Auto Parts, Inc.(x)	100,000	5,554,000
AutoNation, Inc.*	6,500	1,380,600
Lands’ End, Inc.(x)*	11,088	133,278
Monro, Inc.(x)	150,000	1,837,500
Valvoline, Inc.*	8,000	307,280

		9,212,658

Total Consumer Discretionary		34,323,642

Consumer Staples (7.3%)
Beverages (1.0%)
Boston Beer Co., Inc. (The), Class A*	3,500	641,200
National Beverage Corp.	26,000	822,640
Remy Cointreau SA(x)	15,500	866,523

		2,330,363

Consumer Staples Distribution & Retail (0.3%)
Albertsons Cos., Inc., Class A	8,000	92,640
Ingles Markets, Inc., Class A	2,000	180,020
Village Super Market, Inc., Class A	10,000	439,400

		712,060

Food Products (2.7%)
Bunge Global SA	3,000	318,690
Campbell’s Co. (The)(x)	15,000	329,700
Canada Packers, Inc.	11,000	149,638
J M Smucker Co. (The)	24,000	2,862,240
John B Sanfilippo & Son, Inc.	11,000	910,360
Maple Leaf Foods, Inc.	53,000	1,081,286
McCormick & Co., Inc. (Non-Voting)	3,000	152,850
Mission Produce, Inc.*	47,971	604,914

		6,409,678

Household Products (2.6%)
Energizer Holdings, Inc.	108,000	2,264,760
Spectrum Brands Holdings, Inc.	45,000	3,994,650

		6,259,410

Personal Care Products (0.7%)
BellRing Brands, Inc.*	25,000	309,750
Edgewell Personal Care Co.	55,000	1,495,450

		1,805,200

Total Consumer Staples		17,516,711

See Notes to Portfolio of Investments.

1

1290 FUNDS

1290 GAMCO SMALL/MID CAP VALUE FUND

PORTFOLIO OF INVESTMENTS (Continued)

July 31, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Energy (1.3%)
Energy Equipment & Services (1.3%)
Innovex International, Inc.*	61,000	$1,712,880
Oceaneering International, Inc.*	16,000	780,480
RPC, Inc.	104,000	583,440

Total Energy		3,076,800

Financials (1.7%)
Banks (1.4%)
Huntington Bancshares, Inc.	24,750	421,740
OceanFirst Financial Corp.	22,950	443,165
Pinnacle Financial Partners, Inc.	18,853	1,983,901
SouthState Bank Corp.	6,000	630,540

		3,479,346

Capital Markets (0.2%)
Affiliated Managers Group, Inc.	1,000	366,730
DigitalBridge Group, Inc.	1,000	15,870

		382,600

Financial Services (0.1%)
NCR Atleos Corp.*	4,000	188,120

Total Financials		4,050,066

Health Care (2.0%)
Health Care Equipment & Supplies (0.6%)
Align Technology, Inc.*	100	16,916
Bausch + Lomb Corp.*	15,000	253,650
Dentsply Sirona, Inc.	22,000	294,140
Neogen Corp.*	35,000	421,400
QuidelOrtho Corp.*	20,000	335,400

		1,321,506

Health Care Providers & Services (0.6%)
Henry Schein, Inc.*	10,000	857,500
Option Care Health, Inc.*	20,000	460,600

		1,318,100

Health Care Technology (0.0%)†
Evolent Health, Inc., Class A*	35,000	108,150

Life Sciences Tools & Services (0.0%)†
Bio-Rad Laboratories, Inc., Class A*	300	97,644

Pharmaceuticals (0.8%)
Perrigo Co. plc	85,000	859,350
Teva Pharmaceutical Industries Ltd. (ADR)*	32,500	1,137,825

		1,997,175

Total Health Care		4,842,575

Industrials (33.4%)
Aerospace & Defense (7.2%)
AAR Corp.*	19,500	2,730,780
Boeing Co. (The)*	2,346	507,064
Ducommun, Inc.*	3,600	644,472
Embraer SA (ADR)	2,000	136,660
Hexcel Corp.	14,500	1,492,775
Moog, Inc., Class A	9,500	3,703,575
Moog, Inc., Class B	12,800	4,990,080
National Presto Industries, Inc.	2,000	242,840
Park Aerospace Corp.	3,000	101,700
Textron, Inc.	30,000	2,557,800

		17,107,746

Building Products (3.2%)
AZZ, Inc.	18,300	2,648,376
Fortune Brands Innovations, Inc.	17,000	837,420
Griffon Corp.	9,500	818,615
Modine Manufacturing Co.*	16,200	3,257,172

		7,561,583

Commercial Services & Supplies (0.4%)
OPENLANE, Inc.*	20,000	795,200
UniFirst Corp.	1,000	292,980

		1,088,180

Construction & Engineering (1.7%)
Arcosa, Inc.	15,000	2,178,000
Everus Construction Group, Inc.*	600	75,258
Valmont Industries, Inc.	3,600	1,734,120

		3,987,378

Machinery (18.6%)
Albany International Corp., Class A	20,000	1,490,200
Astec Industries, Inc.	63,000	3,191,580
CNH Industrial NV	31,000	317,750
Commercial Vehicle Group, Inc.*	78,000	353,340
Crane Co.	17,500	3,735,550
Donaldson Co., Inc.	1,000	94,240
Eastern Co. (The)	27,000	640,440
Enerpac Tool Group Corp., Class A	36,000	1,286,640
Enpro, Inc.	3,700	1,161,504
Flowserve Corp.	40,900	3,107,991
Franklin Electric Co., Inc.	9,000	942,480
Gorman-Rupp Co. (The)	15,000	1,217,850
Graco, Inc.	2,500	198,450
Hyster-Yale, Inc.	36,500	1,220,195
Ingersoll Rand, Inc.	15,200	1,267,376
ITT, Inc.	12,000	2,351,760
Kennametal, Inc.	30,000	1,019,100
L B Foster Co., Class A*	41,500	1,706,895
Manitowoc Co., Inc. (The)*	23,500	325,475
Mueller Industries, Inc.	72,000	4,781,520
Mueller Water Products, Inc., Class A	42,000	1,060,080
Park-Ohio Holdings Corp.	85,000	3,394,050
Snap-on, Inc.	1,300	533,533
Tennant Co.	14,500	1,218,435
Terex Corp.	13,000	816,920
Timken Co. (The)	1,000	137,550
Toro Co. (The)	7,500	689,025
Trinity Industries, Inc.	64,000	1,999,360
Twin Disc, Inc.	117,000	2,668,770
Watts Water Technologies, Inc., Class A	4,500	1,556,055

		44,484,114

Trading Companies & Distributors (2.3%)
GATX Corp.	12,500	2,235,875
Herc Holdings, Inc.	19,000	2,852,660
MSC Industrial Direct Co., Inc., Class A	1,000	123,400
Sunbelt Rentals Holdings, Inc.	1,200	86,304
Sunbelt Rentals Holdings, Inc. (London Stock Exchange)	2,300	164,043

		5,462,282

Total Industrials		79,691,283

Information Technology (1.9%)
Communications Equipment (0.4%)
Viasat, Inc.*	14,000	1,077,020

Electronic Equipment, Instruments & Components (0.9%)
Badger Meter, Inc.	6,000	806,100
Crane NXT Co.	500	25,975
Landis+Gyr Group AG	19,000	1,072,855
Mirion Technologies, Inc., Class A*	14,000	209,720

		2,114,650

See Notes to Portfolio of Investments.

2

1290 FUNDS

1290 GAMCO SMALL/MID CAP VALUE FUND

PORTFOLIO OF INVESTMENTS (Continued)

July 31, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
IT Services (0.4%)
Kyndryl Holdings, Inc.*	65,000	$880,750

Software (0.2%)
A10 Networks, Inc.	12,000	354,840
NCR Voyix Corp.(x)*	10,000	82,700

		437,540

Total Information Technology		4,509,960

Materials (8.3%)
Chemicals (4.6%)
Axalta Coating Systems Ltd.*	23,000	823,630
Core Molding Technologies, Inc.*	64,500	1,519,620
Element Solutions, Inc.	65,900	2,420,507
FMC Corp.	26,000	278,460
HB Fuller Co.	16,500	912,450
Huntsman Corp.	60,000	585,600
Olin Corp.	22,000	407,220
Scotts Miracle-Gro Co. (The)	60,000	3,940,800

		10,888,287

Construction Materials (0.6%)
Knife River Corp.*	18,000	1,317,060

Containers & Packaging (1.7%)
Ardagh Metal Packaging SA	60,000	283,800
Greif, Inc., Class A	19,000	1,644,450
Myers Industries, Inc.	60,000	2,049,600
Silgan Holdings, Inc.	5,000	199,900

		4,177,750

Metals & Mining (1.4%)
Ampco-Pittsburgh Corp.*	120,000	964,800
Freeport-McMoRan, Inc.	19,100	1,196,233
Tredegar Corp.*	169,500	1,286,505

		3,447,538

Total Materials		19,830,635

Real Estate (0.8%)
Hotel & Resort REITs (0.3%)
Ryman Hospitality Properties, Inc. (REIT)	5,000	668,250

Real Estate Management & Development (0.2%)
Seritage Growth Properties, Class A*	12,000	28,920
St Joe Co. (The)	8,000	497,920

		526,840

Specialized REITs (0.3%)
Millrose Properties, Inc. (REIT)	4,350	121,713
VICI Properties, Inc. (REIT), Class A	27,059	713,005

		834,718

Total Real Estate		2,029,808

Utilities (4.7%)
Electric Utilities (0.1%)
MGE Energy, Inc.	4,000	318,120

Gas Utilities (2.6%)
MDU Resources Group, Inc.	2,400	47,880
National Fuel Gas Co.	48,500	3,992,035
Southwest Gas Holdings, Inc.	24,000	2,145,600

		6,185,515

Independent Power and Renewable Electricity Producers (0.7%)
AES Corp. (The)	80,000	1,174,400
XPLR Infrastructure LP*	35,000	416,500

		1,590,900

Multi-Utilities (1.3%)
Algonquin Power & Utilities Corp.	340,000	1,985,600
Avista Corp.	27,000	1,092,150

		3,077,750

Total Utilities		11,172,285

Total Common Stocks (95.3%) (Cost $152,472,742)		227,587,208

SHORT-TERM INVESTMENTS:
Investment Companies (6.9%)
Dreyfus Treasury Obligations Cash Management Fund 3.55% (7 day yield) (xx)	1,200,000	1,200,000
Invesco Government & Agency Portfolio, Institutional Shares 3.65% (7 day yield) (xx)	3,692,315	3,692,315
JPMorgan Prime Money Market Fund, IM Shares 3.84% (7 day yield)	11,588,826	11,589,985
RBC BlueBay U.S. Government Money Market Fund, Institutional Shares 3.57% (7 day yield) (xx)	100,000	100,000

Total Investment Companies		16,582,300

Total Short-Term Investments (6.9%) (Cost $16,582,390)		16,582,300

Total Investments in Securities (102.2%) (Cost $169,055,132)		244,169,508
Other Assets Less Liabilities (-2.2%)		(5,229,644)

Net Assets (100%)		$238,939,864

*	Non-income producing.

†	Percent shown is less than 0.05%.

(x)	All or a portion of security is on loan at July 31, 2026.

(xx)

At July 31, 2026, the Fund had loaned securities with a total value of $6,848,962. This was collateralized by $2,036,045 of various U.S. Government Treasury Securities, ranging from 0.125% – 5.250%, maturing 8/15/26 – 5/15/55 and by cash of $4,992,315 which was subsequently invested in investment companies.

Glossary:

ADR — American Depositary Receipt

REIT — Real Estate Investment Trust

See Notes to Portfolio of Investments.

3

1290 FUNDS

1290 GAMCO SMALL/MID CAP VALUE FUND

PORTFOLIO OF INVESTMENTS (Continued)

July 31, 2026 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Fund’s assets and liabilities carried at fair value as of July 31, 2026:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$45,370,320	$1,173,123	$—	$46,543,443
Consumer Discretionary	34,323,642	—	—	34,323,642
Consumer Staples	16,650,188	866,523	—	17,516,711
Energy	3,076,800	—	—	3,076,800
Financials	4,050,066	—	—	4,050,066
Health Care	4,842,575	—	—	4,842,575
Industrials	74,537,160	5,154,123	—	79,691,283
Information Technology	3,437,105	1,072,855	—	4,509,960
Materials	19,830,635	—	—	19,830,635
Real Estate	2,029,808	—	—	2,029,808
Utilities	11,172,285	—	—	11,172,285
Short-Term Investments
Investment Companies	16,582,300	—	—	16,582,300

Total Assets	$235,902,884	$8,266,624	$—	$244,169,508

Total Liabilities	$—	$—	$—	$—

Total	$235,902,884	$8,266,624	$—	$244,169,508

As of July 31, 2026, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$83,959,311
Aggregate gross unrealized depreciation	(12,491,875)

Net unrealized appreciation	$71,467,436

Federal income tax cost of investments in securities and derivative instruments, if applicable	$172,702,072

See Notes to Portfolio of Investments.

4

1290 FUNDS

1290 HIGH YIELD BOND FUND

PORTFOLIO OF INVESTMENTS

July 31, 2026 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Corporate Bonds (93.2%)
Communication Services (8.3%)
Diversified Telecommunication Services (3.3%)
CCO Holdings LLC
5.375%, 6/1/29§	$306,000	$296,906
6.375%, 9/1/29§	290,000	287,677
4.750%, 2/1/32(x)§	486,000	424,035
4.500%, 6/1/33(x)§	668,000	566,150
7.375%, 2/1/36(x)§	484,000	459,800
Level 3 Financing, Inc.
6.875%, 6/30/33§	338,000	341,803
SE Cosmos LLC
8.875%, 5/1/31§	407,000	400,895
Windstream Services LLC
8.250%, 10/1/31§	351,000	364,387
Zayo Group Holdings, Inc.
5.750%, 3/9/30 PIK§	186,273	185,574

		3,327,227

Entertainment (0.2%)
Live Nation Entertainment, Inc.
6.500%, 5/15/27§	186,000	185,888

Media (4.8%)
Discovery Global Holdings, Inc.
5.050%, 3/15/42	166,000	114,454
Gray Media, Inc.
10.500%, 7/15/29§	129,000	135,810
4.750%, 10/15/30§	514,000	396,422
9.625%, 7/15/32§	258,000	260,580
McGraw-Hill Education, Inc.
8.000%, 8/1/29§	689,000	682,971
Neptune Bidco US, Inc.
9.290%, 4/15/29§	785,000	798,492
9.500%, 2/15/33§	188,000	191,525
Nexstar Media, Inc.
6.500%, 9/15/33§	268,000	266,660
Outfront Media Capital LLC
4.250%, 1/15/29§	49,000	47,519
Sirius XM Radio LLC
3.125%, 9/1/26§	274,000	272,918
5.500%, 7/1/29§	352,000	349,853
3.875%, 9/1/31§	390,000	351,564
Univision Communications, Inc.
8.500%, 7/31/31§	664,000	661,238
VZ Secured Financing BV
5.000%, 1/15/32§	270,000	221,400

		4,751,406

Total Communication Services		8,264,521

Consumer Discretionary (16.1%)
Automobile Components (1.9%)
Clarios Global LP
6.750%, 5/15/28§	467,000	473,711
6.750%, 2/15/30§	145,000	148,619
6.750%, 9/15/32§	394,000	398,452
Forvia SE
8.000%, 6/15/30§	450,000	472,500
ZF North America Capital, Inc.
7.500%, 3/24/31(x)§	365,000	366,825

		1,860,107

Broadline Retail (0.3%)
Getty Images, Inc.
14.000%, 3/1/28§	436,000	294,300

Distributors (3.4%)
ADI Escrow Issuer LLC
7.125%, 7/15/34§	308,000	314,151
Core & Main LP
6.000%, 7/1/34§	126,000	125,288
RB Global Holdings, Inc.
6.750%, 3/15/28§	396,000	398,736
7.750%, 3/15/31§	830,000	854,641
Resideo Funding II LLC
6.500%, 7/15/32§	339,000	340,631
S&S Holdings LLC
8.375%, 10/1/31§	517,000	498,533
Velocity Vehicle Group LLC
8.000%, 6/1/29§	281,000	278,184
Windsor Holdings III LLC
8.500%, 6/15/30§	582,000	604,226

		3,414,390

Diversified Consumer Services (0.4%)
Service Corp. International
5.750%, 10/15/32	182,000	180,408
Wand NewCo 3, Inc.
7.625%, 1/30/32§	242,000	248,369

		428,777

Hotels, Restaurants & Leisure (7.0%)
1011778 BC ULC
3.875%, 1/15/28§	361,000	354,408
5.625%, 9/15/29§	396,000	395,010
A&K Travel Group Holdings Ltd.
7.500%, 5/15/33§	200,000	199,104
Caesars Entertainment, Inc.
7.000%, 2/15/30§	974,000	976,289
Carnival Corp. Ltd.
7.000%, 8/15/29§	232,000	239,633
5.750%, 8/1/32§	256,000	253,440
Churchill Downs, Inc.
5.750%, 4/1/30§	499,000	496,625
Flutter Treasury DAC
6.375%, 4/29/29§	200,000	202,218
5.875%, 6/4/31§	215,000	212,140
Hilton Domestic Operating Co., Inc.
5.500%, 9/15/31§	198,000	196,070
5.500%, 3/31/34§	284,000	277,166
Kingpin Intermediate Holdings LLC
7.250%, 10/15/32(x)§	363,000	294,847
Lindblad Expeditions LLC
7.000%, 9/15/30§	255,000	262,446
NCL Corp. Ltd.
6.750%, 2/1/32§	240,000	235,200
Ontario Gaming GTA LP
8.000%, 8/1/30§	436,000	434,910
Sabre GLBL, Inc.
11.125%, 7/15/30§	373,000	359,012
Scientific Games Holdings LP
6.625%, 3/1/30§	269,000	216,610

See Notes to Portfolio of Investments.

1

1290 FUNDS

1290 HIGH YIELD BOND FUND

PORTFOLIO OF INVESTMENTS (Continued)

July 31, 2026 (Unaudited)

	Principal Amount	Value (Note 1)
Six Flags Entertainment Corp.
8.625%, 1/15/32§	$282,000	$285,311
Station Casinos LLC
4.500%, 2/15/28§	188,000	184,561
Viking Cruises Ltd.
7.000%, 2/15/29§	334,000	333,927
Voyager Parent LLC
9.250%, 7/1/32§	166,000	176,375
Wyndham Hotels & Resorts, Inc.
4.375%, 8/15/28§	203,000	198,357
5.625%, 3/1/33§	146,000	141,981

		6,925,640

Household Durables (1.3%)
Century Communities, Inc.
6.625%, 9/15/33§	259,000	259,308
Newell Brands, Inc.
8.500%, 6/1/28§	251,000	262,501
6.625%, 5/15/32(x)	431,000	435,310
Whirlpool Corp.
7.875%, 7/1/34§	302,000	284,279

		1,241,398

Specialty Retail (1.0%)
Gee Automotive Holdings LLC
7.250%, 3/1/31§	265,000	266,208
Global Auto Holdings Ltd.
8.375%, 1/15/29(x)§	600,000	590,664
Group 1 Automotive, Inc.
4.000%, 8/15/28§	120,000	115,991

		972,863

Textiles, Apparel & Luxury Goods (0.8%)
Champ Acquisition Corp.
8.375%, 12/1/31§	534,000	552,690
William Carter Co. (The)
7.375%, 2/15/31(x)§	278,000	284,644

		837,334

Total Consumer Discretionary		15,974,809

Consumer Staples (5.6%)
Beverages (0.3%)
Primo Water Holdings, Inc.
6.250%, 4/1/29§	104,000	104,132
4.375%, 4/30/29§	222,000	214,927

		319,059

Consumer Staples Distribution & Retail (1.1%)
Performance Food Group, Inc.
6.125%, 9/15/32§	143,000	143,364
5.625%, 3/1/34§	332,000	321,801
US Foods, Inc.
4.750%, 2/15/29§	140,000	137,725
7.250%, 1/15/32§	433,000	446,393

		1,049,283

Food Products (3.0%)
Darling Ingredients, Inc.
6.000%, 6/15/30§	536,000	538,492
Fiesta Purchaser, Inc.
9.625%, 9/15/32(x)§	296,000	276,464
Froneri Lux FinCo. Sarl
6.000%, 8/1/32§	264,000	257,619
Post Holdings, Inc.
4.625%, 4/15/30§	392,000	377,300
6.250%, 2/15/32§	303,000	303,758
6.500%, 3/15/36§	299,000	291,540
Simmons Foods, Inc.
4.625%, 3/1/29§	158,000	152,470
Viking Baked Goods
Acquisition Corp.
8.625%, 11/1/31§	751,000	754,755

		2,952,398

Household Products (0.8%)
Energizer Holdings, Inc.
4.750%, 6/15/28§	666,000	657,821
4.375%, 3/31/29§	108,000	103,652

		761,473

Personal Care Products (0.4%)
Opal Bidco SAS
6.500%, 3/31/32§	200,000	200,736
Prestige Brands, Inc.
6.250%, 7/15/34§	248,000	248,618

		449,354

Total Consumer Staples		5,531,567

Energy (8.7%)
Energy Equipment & Services (0.7%)
Transocean International Ltd.
8.750%, 2/15/30§	162,400	168,394
WBI Operating LLC
6.500%, 10/15/33§	542,000	540,867

		709,261

Oil, Gas & Consumable Fuels (8.0%)
Antero Midstream Partners LP
5.750%, 1/15/28§	176,000	175,577
5.750%, 7/1/34§	484,000	473,236
Blue Racer Midstream LLC
7.250%, 7/15/32§	193,000	197,995
Crescent Energy Finance LLC
7.625%, 4/1/32§	603,000	608,343
Delek Logistics Partners LP
8.625%, 3/15/29§	254,000	263,083
7.375%, 6/30/33§	370,000	378,185
6.875%, 6/1/34§	466,000	468,274
Genesis Energy LP
7.875%, 5/15/32	526,000	542,700
6.750%, 3/15/34	442,000	440,343
Kinetik Holdings LP
6.625%, 12/15/28§	84,000	85,164
5.875%, 6/15/30§	529,000	529,206
NGL Energy Operating LLC
8.375%, 2/15/32§	884,000	916,991
Northern Oil & Gas, Inc.
7.875%, 10/15/33§	328,000	327,452
Permian Resources Operating LLC
5.875%, 7/1/29(x)§	333,000	333,150
6.250%, 2/1/33§	233,000	237,007
Summit Midstream Holdings LLC
8.625%, 10/31/29§	1,001,000	1,037,537
Sunoco LP
4.500%, 5/15/29	240,000	233,474
7.250%, 5/1/32§	204,000	209,718

See Notes to Portfolio of Investments.

2

1290 FUNDS

1290 HIGH YIELD BOND FUND

PORTFOLIO OF INVESTMENTS (Continued)

July 31, 2026 (Unaudited)

	Principal Amount	Value (Note 1)
5.625%, 7/15/34§	$426,000	$411,482

		7,868,917

Total Energy		8,578,178

Financials (6.3%)
Banks (0.6%)
Armor Holdco, Inc.
8.500%, 11/15/29§	561,000	558,767

Capital Markets (0.1%)
Aretec Group, Inc.
10.000%, 8/15/30§	134,000	140,908

Consumer Finance (0.5%)
GGAM Finance Ltd.
8.000%, 2/15/27§	199,000	198,968
8.000%, 6/15/28§	340,000	351,057

		550,025

Financial Services (2.2%)
Block, Inc.
6.000%, 8/15/33§	135,000	133,809
Freedom Mortgage Holdings LLC
9.250%, 2/1/29§	232,000	239,227
8.375%, 4/1/32§	344,000	345,324
ION Platform Finance US, Inc.
7.875%, 9/30/32§	450,000	355,517
Rocket Cos., Inc.
6.500%, 6/15/34§	404,000	406,828
Shift4 Payments LLC
6.750%, 8/15/32§	714,000	714,885

		2,195,590

Insurance (2.4%)
Acrisure LLC
8.250%, 2/1/29§	612,000	585,990
Ardonagh Finco Ltd.
7.750%, 2/15/31§	200,000	203,000
Ardonagh Group Finance Ltd.
8.875%, 2/15/32§	400,000	398,120
Asurion LLC
8.000%, 12/31/32§	334,000	337,374
8.375%, 2/1/34§	110,000	100,100
Broadstreet Partners Group LLC
5.875%, 4/15/29§	322,000	314,768
HUB International Ltd.
7.250%, 6/15/30§	392,000	403,207

		2,342,559

Mortgage Real Estate Investment Trusts (REITs) (0.5%)
Starwood Property Trust, Inc. (REIT)
6.500%, 7/1/30§	135,000	136,604
6.125%, 6/1/31§	334,000	333,849

		470,453

Total Financials		6,258,302

Health Care (4.9%)
Biotechnology (0.2%)
BioMarin Pharmaceutical, Inc.
5.500%, 2/15/34§	200,000	194,762

Health Care Equipment & Supplies (0.7%)
Medline Borrower LP
5.250%, 10/1/29§	232,000	229,490
Neogen Food Safety Corp.
8.625%, 7/20/30§	434,000	452,367

		681,857

Health Care Providers & Services (2.5%)
Encompass Health Corp.
5.875%, 6/1/34§	230,000	227,412
HealthEquity, Inc.
4.500%, 10/1/29§	448,000	433,754
Star Parent, Inc.
9.000%, 10/1/30§	398,000	418,019
Surgery Center Holdings, Inc.
7.250%, 4/15/32(x)§	697,000	697,850
US Acute Care Solutions LLC
9.750%, 5/15/29§	772,000	719,242

		2,496,277

Health Care Technology (1.3%)
IQVIA, Inc.
5.000%, 5/15/27§	260,000	259,272
5.700%, 5/15/28	400,000	404,706
6.250%, 2/1/29	219,000	224,942
6.250%, 6/1/32§	402,000	406,937

		1,295,857

Pharmaceuticals (0.2%)
1261229 BC Ltd.
10.000%, 4/15/32§	200,000	204,250

Total Health Care		4,873,003

Industrials (19.1%)
Aerospace & Defense (0.8%)
Goat Holdco LLC
6.750%, 2/1/32§	383,000	388,159
Moog, Inc.
5.500%, 10/15/34§	377,000	365,483

		753,642

Building Products (1.9%)
Advanced Drainage Systems, Inc.
6.375%, 6/15/30§	222,000	223,192
Ameritex Holdco Intermediate LLC
7.625%, 8/15/33§	385,000	395,773
EMRLD Borrower LP
6.625%, 12/15/30§	593,000	602,661
New Enterprise Stone & Lime Co., Inc.
5.250%, 7/15/28§	266,000	263,832
Standard Building Solutions, Inc.
5.875%, 3/15/34§	472,000	453,120

		1,938,578

Commercial Services & Supplies (7.9%)
ACCO Brands Corp.
4.250%, 3/15/29(x)§	408,000	384,454
ADT Security Corp. (The)
5.875%, 10/15/33§	552,000	534,745
Allied Universal Holdco LLC
6.000%, 6/1/29§	448,000	444,049
6.875%, 6/15/30§	293,000	298,866
7.875%, 2/15/31§	306,000	316,942
APi Group DE, Inc.
5.750%, 6/1/34§	389,000	380,792

See Notes to Portfolio of Investments.

3

1290 FUNDS

1290 HIGH YIELD BOND FUND

PORTFOLIO OF INVESTMENTS (Continued)

July 31, 2026 (Unaudited)

	Principal Amount	Value (Note 1)
Aramark Services, Inc.
5.000%, 2/1/28§	$1,027,000	$1,022,173
Clarivate Science Holdings Corp.
4.875%, 7/1/29(x)§	513,000	471,139
Garda World Security Corp.
7.750%, 2/15/28§	170,000	172,222
6.000%, 6/1/29§	409,000	402,153
6.500%, 1/15/31§	178,000	179,462
8.250%, 8/1/32§	402,000	407,568
8.375%, 11/15/32§	553,000	561,140
GFL Environmental, Inc.
4.750%, 6/15/29§	134,000	130,566
Madison IAQ LLC
5.875%, 6/30/29§	358,000	357,810
Raven Acquisition Holdings LLC
6.875%, 11/15/31§	602,000	584,542
Veritiv Operating Co.
10.500%, 11/30/30§	763,000	782,670
Williams Scotsman, Inc.
7.375%, 10/1/31§	391,000	403,133

		7,834,426

Construction & Engineering (1.5%)
AECOM
6.000%, 8/1/33§	368,000	365,560
Arcosa, Inc.
6.875%, 8/15/32§	213,000	219,431
Dycom Industries, Inc.
4.500%, 4/15/29§	385,000	373,157
Granite Construction, Inc.
6.375%, 6/15/34§	318,000	318,000
Weekley Homes LLC
4.875%, 9/15/28§	172,000	169,057

		1,445,205

Electrical Equipment (0.2%)
EnerSys
6.625%, 1/15/32§	164,000	166,060

Ground Transportation (3.1%)
Beacon Mobility Corp.
7.250%, 8/1/30§	515,000	529,729
GB AIT Buyer, Inc.
8.750%, 4/30/34§	287,000	284,848
Genesee & Wyoming, Inc.
6.250%, 4/15/32§	211,000	212,255
NESCO Holdings II, Inc.
5.500%, 4/15/29§	615,000	609,791
Synergy Infrastructure Holdings LLC
7.875%, 12/1/30§	259,000	270,116
7.000%, 7/15/34§	64,000	64,359
Watco Cos. LLC
7.125%, 8/1/32§	719,000	736,695
XPO, Inc.
7.125%, 6/1/31§	336,000	344,323

		3,052,116

Machinery (1.9%)
ATS Corp.
4.125%, 12/15/28§	405,000	393,486
Columbus McKinnon Corp.
7.125%, 2/1/33§	359,000	361,692
Enpro, Inc.
6.125%, 6/1/33§	155,000	155,231
Esab Corp.
6.250%, 4/15/29§	186,000	187,841
5.625%, 4/1/31§	123,000	121,522
Lsf12 Helix Parent LLC
7.125%, 2/1/33(x)§	421,000	413,254
Terex Corp.
6.250%, 10/15/32§	241,000	241,496

		1,874,522

Professional Services (0.5%)
VT Topco, Inc.
8.500%, 8/15/30(x)§	520,000	530,400

Trading Companies & Distributors (1.3%)
Herc Holdings, Inc.
6.000%, 3/15/34(x)§	240,000	235,711
United Rentals North America, Inc.
6.000%, 12/15/29§	252,000	254,513
WESCO Distribution, Inc.
6.375%, 3/15/29§	174,000	176,253
6.625%, 3/15/32§	182,000	185,434
6.375%, 3/15/33§	299,000	303,844
5.500%, 4/15/34§	126,000	122,535

		1,278,290

Total Industrials		18,873,239

Information Technology (9.2%)
Electronic Equipment, Instruments & Components (0.2%)
Zebra Technologies Corp.
6.500%, 6/1/32§	162,000	163,311

IT Services (1.2%)
Ahead DB Holdings LLC
6.625%, 5/1/28§	199,000	198,001
ION Platform Finance US, Inc.
4.625%, 5/1/28§	200,000	186,687
5.750%, 5/15/28§	412,000	387,927
Unisys Corp.
10.625%, 1/15/31(x)§	410,000	386,425

		1,159,040

Semiconductors & Semiconductor Equipment (0.5%)
Amkor Technology, Inc.
5.875%, 10/1/33§	297,000	289,925
Qnity Electronics, Inc.
6.250%, 8/15/33§	230,000	231,155

		521,080

Software (7.3%)
AthenaHealth Group, Inc.
6.500%, 2/15/30§	768,000	741,241
Capstone Borrower, Inc.
8.000%, 6/15/30§	652,000	633,255
Cloud Software Group LLC
6.500%, 3/31/29§	163,000	158,925
9.000%, 9/30/29§	797,000	780,064
8.250%, 6/30/32§	348,000	329,263
Ellucian Holdings, Inc.
6.500%, 12/1/29§	400,000	384,340
Gen Digital, Inc.
7.125%, 9/30/30§	251,000	253,811
McAfee Corp.
7.375%, 2/15/30(x)§	684,000	580,764
NCR Voyix Corp.
5.000%, 10/1/28§	375,000	362,816
5.125%, 4/15/29§	221,000	214,103
OAK-Eagle Acquireco, Inc.
7.250%, 7/1/33§	172,000	178,476

See Notes to Portfolio of Investments.

4

1290 FUNDS

1290 HIGH YIELD BOND FUND

PORTFOLIO OF INVESTMENTS (Continued)

July 31, 2026 (Unaudited)

	Principal Amount	Value (Note 1)
Rocket Software, Inc.
9.000%, 11/28/28§	$272,000	$268,682
6.500%, 2/15/29(x)§	278,000	255,896
SS&C Technologies, Inc.
5.500%, 9/30/27§	386,000	384,985
6.500%, 6/1/32§	242,000	243,445
UKG, Inc.
6.875%, 2/1/31§	783,000	765,382
ZoomInfo Technologies LLC
3.875%, 2/1/29§	846,000	701,114

		7,236,562

Total Information Technology		9,079,993

Materials (13.0%)
Chemicals (6.6%)
Avient Corp.
7.125%, 8/1/30§	454,000	459,416
Axalta Coating Systems Dutch Holding B BV
7.250%, 2/15/31§	150,000	155,082
Axalta Coating Systems LLC
4.750%, 6/15/27§	178,000	177,418
Bond US Bidco 1, Inc.
7.125%, 6/15/33§	400,000	402,372
Celanese US Holdings LLC
6.750%, 4/15/33(x)	422,000	430,769
HB Fuller Co.
4.250%, 10/15/28(x)	326,000	317,941
Illuminate Buyer LLC
9.000%, 7/1/28§	156,000	154,695
INEOS Quattro Finance 2 plc
9.625%, 3/15/29§	600,000	534,000
Maxam Prill Sarl
7.750%, 7/15/30§	400,000	409,740
Minerals Technologies, Inc.
5.000%, 7/1/28(x)§	508,000	501,015
NOVA Chemicals Corp.
8.500%, 11/15/28§	375,000	386,171
9.000%, 2/15/30§	100,000	104,619
Nufarm Australia Ltd.
5.000%, 1/27/30§	542,000	510,445
Olympus Water US Holding Corp.
4.250%, 10/1/28§	200,000	192,522
7.250%, 6/15/31§	354,000	358,131
7.250%, 2/15/33§	200,000	195,930
Solstice Advanced Materials, Inc.
5.625%, 9/30/33§	168,000	164,197
Stonepeak Motion Holdco Ltd.
6.125%, 7/15/33§	200,000	198,578
WR Grace Holdings LLC
5.625%, 8/15/29§	834,000	765,195
7.000%, 8/1/33§	82,000	78,242

		6,496,478

Containers & Packaging (4.5%)
Ardagh Metal Packaging Finance USA LLC
4.000%, 9/1/29§	400,000	379,654
6.250%, 1/30/31§	216,000	216,801
Clydesdale Acquisition Holdings, Inc.
8.750%, 4/15/30§	755,000	721,735
6.750%, 4/15/32§	166,000	157,509
Graphic Packaging International LLC
6.375%, 7/15/32(x)§	156,000	155,743
Mauser Packaging Solutions Holding Co.
7.875%, 4/15/30§	370,000	376,974
9.250%, 4/15/30§	948,000	939,089
Owens-Brockway Glass Container, Inc.
7.250%, 5/15/31(x)§	338,000	320,677
9.500%, 6/1/33(x)§	289,000	284,304
Toucan FinCo Ltd.
9.500%, 5/15/30(x)§	322,000	290,605
Trivium Packaging Finance BV
8.250%, 7/15/30(x)§	200,000	210,894
12.250%, 1/15/31§	400,000	442,368

		4,496,353

Metals & Mining (1.2%)
Commercial Metals Co.
6.000%, 12/15/35§	287,000	281,883
Kaiser Aluminum Corp.
4.500%, 6/1/31§	370,000	349,239
Novelis Corp.
6.875%, 1/30/30§	218,000	223,450
6.375%, 8/15/33§	319,000	317,839

		1,172,411

Paper & Forest Products (0.7%)
Magnera Corp.
7.250%, 11/15/31(x)§	712,000	696,870

Total Materials		12,862,112

Real Estate (2.0%)
Diversified REITs (0.2%)
VICI Properties LP (REIT)
4.250%, 12/1/26§	204,000	203,715

Hotel & Resort REITs (0.4%)
Park Intermediate Holdings LLC (REIT)
5.875%, 10/1/28§	254,000	253,164
Pebblebrook Hotel LP (REIT)
6.375%, 10/15/29§	198,000	199,390

		452,554

Real Estate Management & Development (0.4%)
Cushman & Wakefield US Borrower LLC
6.750%, 5/15/28§	102,000	102,049
Greystar Real Estate Partners LLC
7.750%, 9/1/30§	250,000	258,628

		360,677

Specialized REITs (1.0%)
Iron Mountain, Inc. (REIT)
5.250%, 3/15/28§	252,000	250,786
5.000%, 7/15/28§	336,000	331,830
6.250%, 1/15/35§	318,000	313,727

See Notes to Portfolio of Investments.

5

1290 FUNDS

1290 HIGH YIELD BOND FUND

PORTFOLIO OF INVESTMENTS (Continued)

July 31, 2026 (Unaudited)

	Principal Amount	Value (Note 1)
SBA Communications Corp. (REIT)
3.875%, 2/15/27	$76,000	$75,395

		971,738

Total Real Estate		1,988,684

Total Corporate Bonds		92,284,408

Total Long-Term Debt Securities (93.2%) (Cost $93,147,819)		92,284,408

	Number of Shares
SHORT-TERM INVESTMENTS:
Investment Companies (12.0%)
Blackrock Liquidity Fedfund, Institutional Shares 3.56% (7 day yield) (xx)	900,000	900,000
Dreyfus Treasury Obligations Cash Management Fund 3.55% (7 day yield) (xx)	1,600,000	1,600,000
Invesco Government & Agency Portfolio, Institutional Shares 3.65% (7 day yield) (xx)	5,272,405	5,272,405
JPMorgan Prime Money Market Fund, IM Shares 3.84% (7 day yield)	4,039,015	4,039,419
RBC BlueBay U.S. Government Money Market Fund, Institutional Shares 3.57% (7 day yield) (xx)	100,000	100,000

Total Investment Companies		11,911,824

Total Short-Term Investments (12.0%) (Cost $11,911,667)		11,911,824

Total Investments in Securities (105.2%) (Cost $105,059,486)		104,196,232
Other Assets Less Liabilities (-5.2%)		(5,178,974)

Net Assets (100%)		$99,017,258

§

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At July 31, 2026, the market value of these securities amounted to $88,883,966 or 89.8% of net assets.

(x)	All or a portion of security is on loan at July 31, 2026.

(xx)

At July 31, 2026, the Fund had loaned securities with a total value of $7,725,998. This was collateralized by $45,990 of various U.S. Government Treasury Securities, ranging from 0.125% – 5.250%, maturing 11/30/26 – 8/15/53 and by cash of $7,872,405 which was subsequently invested in investment companies.

Glossary:

PIK — Payment-in Kind Security

REIT — Real Estate Investment Trust

See Notes to Portfolio of Investments.

6

1290 FUNDS

1290 HIGH YIELD BOND FUND

PORTFOLIO OF INVESTMENTS (Continued)

July 31, 2026 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Fund’s assets and liabilities carried at fair value as of July 31, 2026:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments)	Total
Assets:
Corporate Bonds
Communication Services	$—	$8,264,521	$—	$8,264,521
Consumer Discretionary	—	15,974,809	—	15,974,809
Consumer Staples	—	5,531,567	—	5,531,567
Energy	—	8,578,178	—	8,578,178
Financials	—	6,258,302	—	6,258,302
Health Care	—	4,873,003	—	4,873,003
Industrials	—	18,873,239	—	18,873,239
Information Technology	—	9,079,993	—	9,079,993
Materials	—	12,862,112	—	12,862,112
Real Estate	—	1,988,684	—	1,988,684
Short-Term Investments
Investment Companies	11,911,824	—	—	11,911,824

Total Assets	$11,911,824	$92,284,408	$—	$104,196,232

Total	$11,911,824	$92,284,408	$—	$104,196,232

As of July 31, 2026, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$722,538
Aggregate gross unrealized depreciation	(1,978,814)

Net unrealized depreciation	$(1,256,276)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$105,452,508

See Notes to Portfolio of Investments.

7

1290 FUNDS

1290 LOOMIS SAYLES MULTI-ASSET INCOME FUND

PORTFOLIO OF INVESTMENTS

July 31, 2026 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed Securities (0.6%)
RFS Asset Securitization V LLC,
Series 2025-1 B
6.195%, 5/15/32§	$295,000	$295,022
Sound Point CLO XXVII Ltd.,
Series 2020-2A AR
5.252%, 10/25/34(l)§	340,000	340,446

Total Asset-Backed Securities		635,468

Convertible Bonds (0.7%)
Energy (0.1%)
Oil, Gas & Consumable Fuels (0.1%)
Scorpio Tankers, Inc.
1.750%, 4/15/31§	65,000	68,698

Total Energy		68,698

Financials (0.1%)
Capital Markets (0.1%)
WisdomTree, Inc.
4.500%, 10/1/31§	63,000	76,514

Total Financials		76,514

Health Care (0.3%)
Biotechnology (0.2%)
Cytokinetics, Inc.
1.750%, 10/1/31§	55,000	76,553
Revolution Medicines, Inc.
0.500%, 5/1/33	65,000	80,600
Travere Therapeutics, Inc.
0.500%, 5/15/32	68,000	79,329

		236,482

Health Care Providers & Services (0.1%)
Guardant Health, Inc.
1.250%, 2/15/31	27,000	72,692

Total Health Care		309,174

Industrials (0.1%)
Electrical Equipment (0.1%)
Stem, Inc.
0.500%, 12/1/28§	245,000	80,850

Ground Transportation (0.0%)†
Knight-Swift Transportation Holdings, Inc.
1.000%, 11/15/31§	68,000	74,086

Total Industrials		154,936

Information Technology (0.1%)
Software (0.1%)
Datadog, Inc.
(Zero Coupon), 12/1/29	55,000	79,970

Total Information Technology		79,970

Utilities (0.0%)†
Electric Utilities (0.0%)†
Evergy, Inc.
4.500%, 12/15/27	49,000	66,630

Total Utilities		66,630

Total Convertible Bonds		755,922

Corporate Bonds (37.5%)
Communication Services (2.8%)
Diversified Telecommunication Services (0.9%)
Connect Holding II LLC
10.500%, 4/3/31§	25,000	24,471
HUT 8 DC LLC
6.192%, 11/15/42§	130,000	126,042
Telecom Italia Capital SA
7.721%, 6/4/38	119,000	133,168
Verizon Communications, Inc.
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.81%), 6.050%, 5/14/58(k)	416,000	409,186
WULF Compute LLC
7.750%, 10/15/30§	195,000	202,557

		895,424

Interactive Media & Services (0.0%)†
ZipRecruiter, Inc.
5.000%, 1/15/30§	65,000	50,781

Media (1.2%)
Advantage Sales & Marketing, Inc.
9.000%, 11/15/30§	54,881	48,201
AMC Global Media, Inc.
10.500%, 7/15/32§	108,000	111,037
Directv Financing LLC
8.875%, 2/1/30§	110,000	111,547
Discovery Global Holdings, Inc.
4.279%, 3/15/32	204,000	180,540
Dotdash Meredith, Inc.
7.625%, 6/15/32§	91,000	85,654
iHeartCommunications, Inc.
9.125%, 5/1/29§	38,000	35,369
7.750%, 8/15/30§	96,103	84,205
McGraw-Hill Education, Inc.
8.000%, 8/1/29§	133,000	131,836
Sirius XM Radio LLC
5.875%, 4/15/32(x)§	385,000	377,878
Versant Media Group, Inc.
7.250%, 1/30/31§	20,000	20,596

		1,186,863

Wireless Telecommunication Services (0.7%)
Millicom International Cellular SA
4.500%, 4/27/31(m)	245,000	225,725
SES AMERICOM, Inc.
5.300%, 3/25/44§	97,000	73,505
T-Mobile USA, Inc.
5.150%, 4/15/34	155,000	151,211
Vmed O2 UK Financing I plc
4.250%, 1/31/31§	292,000	233,746

		684,187

Total Communication Services		2,817,255

Consumer Discretionary (2.2%)
Automobile Components (0.6%)
American Axle & Manufacturing, Inc.
7.750%, 10/15/33§	150,000	147,725

See Notes to Portfolio of Investments.

1290 FUNDS

1290 LOOMIS SAYLES MULTI-ASSET INCOME FUND

PORTFOLIO OF INVESTMENTS (Continued)

July 31, 2026 (Unaudited)

	Principal Amount	Value (Note 1)
Clarios Global LP
6.750%, 9/15/32§	$48,000	$48,542
Cooper-Standard Automotive, Inc.
9.250%, 3/1/31§	162,000	165,366
Garrett Motion Holdings, Inc.
7.750%, 5/31/32§	106,000	109,994
Magna International, Inc.
5.875%, 6/1/35	70,000	71,400

		543,027

Broadline Retail (0.5%)
Kohl’s Corp.
5.550%, 7/17/45	98,000	66,839
Macy’s Retail Holdings LLC
4.500%, 12/15/34	85,000	75,787
Match Group Holdings II LLC
6.125%, 9/15/33§	90,000	87,750
Nordstrom, Inc.
5.000%, 1/15/44	87,000	62,522
Rakuten Group, Inc.
9.750%, 4/15/29§	200,000	217,154

		510,052

Hotels, Restaurants & Leisure (0.7%)
Hilton Domestic Operating Co., Inc.
5.875%, 4/1/29§	212,000	213,325
Hilton Grand Vacations Borrower LLC
4.875%, 7/1/31§	56,000	51,680
Hyatt Hotels Corp.
5.750%, 3/30/32	70,000	71,023
Royal Caribbean Cruises Ltd.
5.250%, 2/27/38	202,000	188,883
Sabre GLBL, Inc.
11.125%, 7/15/30§	105,000	101,062
VOC Escrow Ltd.
5.000%, 2/15/28§	52,000	51,835

		677,808

Household Durables (0.3%)
Newell Brands, Inc.
7.500%, 4/1/46(e)(x)	222,000	205,905
Toll Brothers Finance Corp.
5.600%, 6/15/35	130,000	129,293

		335,198

Textiles, Apparel & Luxury Goods (0.1%)
Under Armour, Inc.
7.250%, 7/15/30§	119,000	121,231

Total Consumer Discretionary		2,187,316

Consumer Staples (0.2%)
Food Products (0.2%)
B&G Foods, Inc.
8.000%, 9/15/28§	160,000	156,400
JBS NV
5.950%, 4/20/35	75,000	75,826

Total Consumer Staples		232,226

Energy (6.2%)
Energy Equipment & Services (1.1%)
Bristow Group, Inc.
6.750%, 2/1/33§	162,000	161,950
Enerflex, Inc.
6.875%, 1/15/31§	187,000	189,586
Nabors Industries, Inc.
7.625%, 11/15/32§	194,000	197,729
Noble Finance II LLC
8.000%, 4/15/30§	199,000	205,091
Tidewater, Inc.
9.125%, 7/15/30(x)§	173,000	184,776
Weatherford International Ltd.
6.750%, 10/15/33§	141,000	142,464

		1,081,596

Oil, Gas & Consumable Fuels (5.1%)
Antero Midstream Partners LP
5.750%, 10/15/33§	136,000	133,434
Boardwalk Pipelines LP
5.375%, 2/15/36	164,000	159,378
California Resources Corp.
7.000%, 1/15/34§	144,000	140,914
Chord Energy Corp.
6.000%, 10/1/30§	40,000	40,063
Crescent Energy Finance LLC
7.875%, 4/15/32§	267,000	271,790
CVR Energy, Inc.
7.875%, 2/15/34§	143,000	145,324
Delek Logistics Partners LP
8.625%, 3/15/29§	62,000	64,217
7.375%, 6/30/33§	75,000	76,659
DT Midstream, Inc.
4.375%, 6/15/31§	58,000	55,344
Energy Transfer LP
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.48%), 6.750%, 2/15/56(k)	430,000	430,568
Excelerate Energy LP
8.000%, 5/15/30§	222,000	232,119
Exxon Mobil Corp.
3.095%, 8/16/49	225,000	143,711
Florida Gas Transmission Co. LLC
5.750%, 7/15/35§	100,000	100,532
FS Luxembourg Sarl
8.125%, 2/11/36§	472,000	427,750
Hess Midstream Operations LP
4.250%, 2/15/30§	300,000	286,953
NGL Energy Operating LLC
8.125%, 2/15/29§	114,000	116,850
8.375%, 2/15/32§	23,000	23,858
Par Petroleum LLC
7.375%, 6/1/34§	149,000	154,029
PBF Holding Co. LLC
7.875%, 9/15/30§	139,000	144,224
7.250%, 6/1/34§	69,000	69,928
Petrobras Global Finance BV
6.250%, 1/10/36(x)	435,000	424,691

See Notes to Portfolio of Investments.

1290 FUNDS

1290 LOOMIS SAYLES MULTI-ASSET INCOME FUND

PORTFOLIO OF INVESTMENTS (Continued)

July 31, 2026 (Unaudited)

	Principal Amount	Value (Note 1)
Saudi Arabian Oil Co.
5.750%, 7/17/54§	$275,000	$245,729
SM Energy Co.
9.625%, 6/15/33§	315,000	346,500
Sunoco LP
6.625%, 8/15/32§	231,000	233,356
Talos Production, Inc.
9.375%, 2/1/31§	100,000	105,186
TransMontaigne Partners LLC
8.500%, 6/15/30§	69,000	70,223
Vermilion Energy, Inc.
7.250%, 2/15/33§	145,000	143,273
W&T Offshore, Inc.
10.750%, 2/1/29§	106,000	109,397
Western Midstream Operating LP
6.150%, 4/1/33	20,000	20,517
5.500%, 12/15/35	43,000	41,673
Williams Cos., Inc. (The)
5.150%, 3/15/36	145,000	138,916

		5,097,106

Total Energy		6,178,702

Financials (12.7%)
Banks (6.1%)
Banco Bilbao Vizcaya Argentaria SA
5.381%, 3/13/29	200,000	202,589
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.99%), 7.125%, 5/8/33(k)(y)	200,000	199,434
Banco Mercantil del Norte SA
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.73%), 8.000%, 1/24/33(k)(y)§	503,000	500,611
Banco Santander SA
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.91%), 8.000%, 2/1/34(k)(y)	200,000	212,506
5.127%, 11/6/35	200,000	191,715
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.84%), 7.250%, 12/3/35(k)(y)	200,000	200,310
Barclays plc
(SOFR + 3.57%), 7.119%, 6/27/34(k)	265,000	284,111
BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.38%), 7.625%, 2/11/35(k)§	200,000	205,000
BNP Paribas SA
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.94%), 4.500%, 2/25/30(k)(y)§	315,000	291,602
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.94%), 7.200%, 4/17/36(k)(y)§	475,000	469,889
CaixaBank SA
(SOFR + 1.53%), 5.402%, 4/22/37(k)(x)§	260,000	251,190
Citigroup, Inc.
(SOFR + 1.49%), 5.174%, 9/11/36(k)(x)	130,000	126,220
HSBC Holdings plc
Series 1
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.51%), 6.750%, 11/18/32(k)(y)	487,000	483,194
Intesa Sanpaolo SpA
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 3.90%), 7.778%, 6/20/54(k)§	265,000	297,371
Lloyds Banking Group plc
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.60%), 6.068%, 6/13/36(k)	245,000	246,503
NatWest Group plc
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.75%), 8.125%, 11/10/33(k)(y)	200,000	217,000
Nordea Bank Abp
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.72%), 6.750%, 11/10/33(k)(y)§	395,000	393,519
Societe Generale SA
(SOFR + 1.51%), 5.400%, 8/8/34(k)§	221,000	215,558
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.95%), 7.132%, 1/19/55(k)§	200,000	197,360
Standard Chartered plc
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.87%), 7.000%, 11/14/35(k)(y)§	461,000	457,460
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.20%), 5.400%, 8/12/36(k)§	200,000	194,952

See Notes to Portfolio of Investments.

1290 FUNDS

1290 LOOMIS SAYLES MULTI-ASSET INCOME FUND

PORTFOLIO OF INVESTMENTS (Continued)

July 31, 2026 (Unaudited)

	Principal Amount	Value (Note 1)
UniCredit SpA
(USD ICE Swap Rate 5 Year + 4.91%), 7.296%, 4/2/34(k)§	$240,000	$250,514

		6,088,608

Capital Markets (4.5%)
Antares Holdings LP
6.350%, 10/23/29§	250,000	248,930
Apollo Debt Solutions BDC
5.700%, 1/23/31§	122,000	118,352
Ares Capital Corp.
5.250%, 4/12/31	155,000	149,448
Aretec Group, Inc.
7.500%, 4/1/29§	108,000	107,325
Banco Nacional de Mexico SA
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.68%), 6.697%, 8/7/36(k)§	478,000	472,742
Compass Group Diversified Holdings LLC
5.250%, 4/15/29§	90,000	85,371
Deutsche Bank AG
(SOFR + 3.65%), 7.079%, 2/10/34(k)	200,000	212,205
Series USTR
(USD SOFR Spread-Adjusted ICE Swap Rate 5 Year + 4.36%), 8.130%, 4/30/30(k)(m)(y)	200,000	209,846
Goldman Sachs Group, Inc. (The)
(SOFR + 1.19%), 5.065%, 1/21/37(k)	136,000	129,247
Series AA
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.18%), 6.500%, 8/10/31(k)(y)	498,000	494,265
Series X
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.81%), 7.500%, 5/10/29(k)(y)	300,000	310,050
HPS Corporate Lending Fund
6.300%, 8/19/31§	369,000	363,697
Jane Street Group
6.750%, 5/1/33§	321,000	327,019
LPL Holdings, Inc.
5.150%, 6/15/30	225,000	223,843
Morgan Stanley
(SOFR + 1.56%), 5.320%, 7/19/35(k)	160,000	157,421
Morgan Stanley Direct Lending Fund
6.100%, 7/15/31	168,000	163,229
Osaic Holdings, Inc.
8.000%, 8/1/33§	107,000	108,372
Stonex Escrow Issuer LLC
6.875%, 7/15/32§	223,000	226,111
UBS Group AG
(ICE IBA - USD SOFR
ICE Swap Rate 5 Year + 3.30%), 7.000%, 2/5/35(k)(y)§	200,000	197,741
(ICE IBA - USD SOFR ICE Swap Rate 5 Year + 3.32%), 7.000%, 1/8/36(k)(y)§	225,000	223,313
VFH Parent LLC
7.500%, 6/15/31§	22,000	22,741

		4,551,268

Consumer Finance (1.2%)
Atlanticus Holdings Corp.
9.750%, 9/1/30§	120,000	121,159
Cobra AcquisitionCo LLC
6.375%, 11/1/29§	78,000	66,885
Enova International, Inc.
11.250%, 12/15/28§	88,000	92,168
EZCORP, Inc.
7.375%, 4/1/32§	184,000	191,724
PRA Group, Inc.
8.875%, 1/31/30§	196,000	201,449
Stellantis Financial Services US Corp.
4.950%, 9/15/28§	200,000	198,355
Synchrony Financial
(United States SOFR Compounded Index + 2.13%), 5.935%, 8/2/30(k)	65,000	65,888
(SOFR + 1.68%), 5.450%, 3/6/31(k)	65,000	64,604
(SOFR + 1.53%), 4.947%, 2/25/32(k)	48,000	46,363
7.250%, 2/2/33	122,000	125,161

		1,173,756

Financial Services (0.3%)
Apollo Global Management, Inc.
5.150%, 8/12/35	87,000	82,874
Champions Financing, Inc.
8.750%, 2/15/29(x)§	96,000	94,800
Planet Financial Group LLC
10.500%, 12/15/29§	92,000	89,576

		267,250

Insurance (0.5%)
APH Somerset Investor 2 LLC
7.875%, 11/1/29§	180,000	182,192
Nassau Cos. of New York (The)
7.875%, 7/15/30§	139,000	130,278
Prudential Financial, Inc.
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.78%), 6.250%, 6/15/56(k)	188,000	186,178

		498,648

See Notes to Portfolio of Investments.

1290 FUNDS

1290 LOOMIS SAYLES MULTI-ASSET INCOME FUND

PORTFOLIO OF INVESTMENTS (Continued)

July 31, 2026 (Unaudited)

	Principal Amount	Value (Note 1)
Mortgage Real Estate Investment Trusts (REITs) (0.1%)
Blackstone Mortgage Trust, Inc. (REIT)
7.750%, 12/1/29§	$91,000	$93,664

Total Financials		12,673,194

Health Care (0.8%)
Biotechnology (0.3%)
Biogen, Inc.
5.050%, 1/15/31	95,000	95,266
Genmab A/S
6.250%, 12/15/32§	203,000	204,829

		300,095

Health Care Providers & Services (0.1%)
MPH Acquisition Holdings LLC
5.750%, 12/31/30§	81,000	62,469

Pharmaceuticals (0.4%)
Amneal Pharmaceuticals LLC
6.875%, 8/1/32§	31,000	31,788
HLF Financing Sarl LLC
4.875%, 6/1/29§	183,000	169,961
Jazz Securities DAC
4.375%, 1/15/29§	233,000	227,869

		429,618

Total Health Care		792,182

Industrials (4.2%)
Aerospace & Defense (0.6%)
AAR Escrow Issuer LLC
6.750%, 3/15/29§	215,000	218,947
ATI, Inc.
7.250%, 8/15/30	22,000	22,629
5.125%, 10/1/31	18,000	17,546
Boeing Co. (The)
6.388%, 5/1/31	25,000	26,271
Bombardier, Inc.
8.750%, 11/15/30§	14,000	14,726
7.450%, 5/1/34§	200,000	218,642
Carpenter Technology Corp.
5.625%, 3/1/34§	20,000	19,704
General Dynamics Corp.
4.950%, 8/15/35	55,000	53,851

		592,316

Air Freight & Logistics (0.1%)
Rand Parent LLC
8.500%, 2/15/30§	25,000	25,585
Stonepeak Nile Parent LLC
7.250%, 3/15/32§	36,000	36,998
United Parcel Service, Inc.
5.250%, 5/14/35(x)	60,000	59,982

		122,565

Commercial Services & Supplies (0.4%)
Deluxe Corp.
8.000%, 6/1/29§	237,000	239,000
Pitney Bowes, Inc.
7.250%, 3/15/29§	99,000	99,493
Republic Services, Inc.
5.000%, 4/1/34	50,000	49,207
Rollins, Inc.
5.250%, 2/24/35	35,000	34,122

		421,822

Construction & Engineering (0.1%)
Brundage-Bone Concrete Pumping Holdings, Inc.
7.500%, 2/1/32§	91,000	93,284

Electrical Equipment (0.2%)
EnerSys
4.375%, 12/15/27§	183,000	180,818

Ground Transportation (1.0%)
Avis Budget Car Rental LLC
5.375%, 3/1/29§	91,000	88,498
8.375%, 6/15/32(x)§	101,000	100,495
Carriage Purchaser, Inc.
7.875%, 10/15/29§	53,000	52,427
Clue Opco LLC
9.500%, 10/15/31§	211,000	207,225
Dcli Bidco LLC
7.750%, 11/15/29§	98,000	100,542
GB AIT Buyer, Inc.
8.750%, 4/30/34§	54,000	53,595
PODS LLC
8.750%, 5/15/31§	151,000	143,827
RXO, Inc.
6.375%, 5/15/31§	153,000	152,618
Star Leasing Co. LLC
7.625%, 2/15/30§	88,000	85,613

		984,840

Machinery (0.6%)
Deere & Co.
5.700%, 1/19/55	85,000	82,633
Enpro, Inc.
6.125%, 6/1/33§	55,000	55,082
Manitowoc Co., Inc. (The)
9.250%, 10/1/31§	87,000	91,909
Mueller Water Products, Inc.
4.000%, 6/15/29§	186,000	178,136
Park-Ohio Industries, Inc.
8.500%, 8/1/30§	178,000	186,037
Wabash National Corp.
4.500%, 10/15/28(x)§	57,000	53,074

		646,871

Marine Transportation (0.2%)
Danaos Corp.
6.875%, 10/15/32§	208,000	212,501

Passenger Airlines (0.5%)
Allegiant Travel Co.
7.125%, 7/1/31(x)§	195,000	197,572
Delta Air Lines, Inc.
5.250%, 7/10/30	55,000	55,234
JetBlue Airways Corp.
9.875%, 9/20/31§	137,000	119,190
VistaJet Malta Finance plc
8.750%, 1/15/32(x)§	111,000	109,057

		481,053

Professional Services (0.1%)
AMN Healthcare, Inc.
6.500%, 1/15/31§	100,000	99,875

Trading Companies & Distributors (0.1%)
Alta Equipment Group, Inc.
9.000%, 6/1/29(x)§	113,000	107,821

See Notes to Portfolio of Investments.

1290 FUNDS

1290 LOOMIS SAYLES MULTI-ASSET INCOME FUND

PORTFOLIO OF INVESTMENTS (Continued)

July 31, 2026 (Unaudited)

	Principal Amount	Value (Note 1)
Transportation Infrastructure (0.3%)
Sydney Airport Finance Co. Pty. Ltd.
5.248%, 3/26/36§	$269,000	$260,381

Total Industrials		4,204,147

Information Technology (3.4%)
Communications Equipment (0.6%)
Ciena Corp.
4.000%, 1/31/30§	255,000	241,641
Viasat, Inc.
6.500%, 7/15/28§	84,000	83,247
7.500%, 5/30/31§	61,000	61,047
Viavi Solutions, Inc.
3.750%, 10/1/29(x)§	188,000	176,998

		562,933

Electronic Equipment, Instruments & Components (0.2%)
Jabil, Inc.
5.450%, 2/1/29	25,000	25,206
TTM Technologies, Inc.
4.000%, 3/1/29§	127,000	121,409

		146,615

IT Services (1.0%)
CoreWeave, Inc.
9.250%, 6/1/30(x)§	188,000	175,310
9.000%, 2/1/31(x)§	60,000	54,138
ION Platform Finance US, Inc.
9.000%, 8/1/29§	156,000	144,975
Newfold Digital Holdings Group, Inc.
11.750%, 4/30/29§	70,000	60,376
Sopaipilla Investor LLC
7.534%, 11/30/48(e)§	194,000	200,023
Twilio, Inc.
3.875%, 3/15/31(x)	213,000	198,361
Unisys Corp.
10.625%, 1/15/31§	133,000	125,353
Virtusa Corp.
7.125%, 12/15/28§	89,000	72,757

		1,031,293

Semiconductors & Semiconductor Equipment (0.6%)
Intel Corp.
5.300%, 5/15/36	40,000	38,409
NVIDIA Corp.
4.950%, 6/15/36	205,000	195,539
5.625%, 6/15/56	431,000	388,843

		622,791

Software (0.5%)
Open Text Holdings, Inc.
4.125%, 2/15/30§	164,000	151,572
Oracle Corp.
5.700%, 2/4/36	71,000	65,401
6.700%, 2/4/56	190,000	166,733
Roper Technologies, Inc.
4.250%, 9/15/28	65,000	64,251
Synopsys, Inc.
5.150%, 4/1/35	50,000	48,325

		496,282

Technology Hardware, Storage & Peripherals (0.5%)
Dell International LLC
5.750%, 2/1/33	155,000	157,665
NetApp, Inc.
5.700%, 3/17/35	55,000	55,170
Seagate Data Storage Technology Pte. Ltd.
5.875%, 7/15/30	165,000	167,900
9.625%, 12/1/32	78,000	85,663
5.750%, 12/1/34	19,000	18,802

		485,200

Total Information Technology		3,345,114

Materials (2.1%)
Chemicals (0.5%)
Celanese US Holdings LLC
7.379%, 7/15/32(e)	79,000	82,638
Chemours Co. (The)
8.000%, 1/15/33§	150,000	147,660
Rain Carbon, Inc.
12.250%, 9/1/29§	65,000	68,942
SK Invictus Intermediate II Sarl
5.000%, 10/30/29§	97,000	94,360
Westlake Corp.
5.550%, 11/15/35	107,000	103,356

		496,956

Containers & Packaging (0.2%)
TriMas Corp.
4.125%, 4/15/29§	179,000	170,734

Metals & Mining (1.4%)
Alcoa Nederland Holding BV
7.125%, 3/15/31§	269,000	276,088
Champion Iron Canada, Inc.
7.875%, 7/15/32§	39,000	39,911
Compass Minerals International, Inc.
8.000%, 7/1/30§	99,000	103,394
Corp. Nacional del Cobre de Chile
5.529%, 1/30/37§	318,000	305,821
Fortescue Treasury Pty. Ltd.
5.875%, 4/15/30§	263,000	263,465
Mineral Resources Ltd.
9.250%, 10/1/28§	130,000	133,661
Novelis Corp.
4.750%, 1/30/30§	144,000	138,193
Rio Tinto Finance USA plc
5.250%, 3/14/35	115,000	113,872
SunCoke Energy, Inc.
4.875%, 6/30/29§	91,000	86,832

		1,461,237

Total Materials		2,128,927

Real Estate (0.7%)
Health Care REITs (0.3%)
Diversified Healthcare Trust (REIT)
4.750%, 2/15/28	40,000	39,182
7.250%, 10/15/30§	36,000	36,874
4.375%, 3/1/31(x)	127,000	116,014
MPT Operating Partnership LP (REIT)
3.500%, 3/15/31	151,000	102,680

		294,750

See Notes to Portfolio of Investments.

1290 FUNDS

1290 LOOMIS SAYLES MULTI-ASSET INCOME FUND

PORTFOLIO OF INVESTMENTS (Continued)

July 31, 2026 (Unaudited)

	Principal Amount		Value (Note 1)
Office REITs (0.1%)
Hudson Pacific Properties LP (REIT)
3.250%, 1/15/30(x)		$130,000	$113,750

Real Estate Management & Development (0.3%)
Anywhere Real Estate Group LLC
9.750%, 4/15/30§		276,000	295,348

Total Real Estate			703,848

Utilities (2.2%)
Electric Utilities (1.4%)
American Electric Power Co., Inc.
Series C
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.13%), 5.800%, 3/15/56(k)		372,000	365,490
DTE Electric Co.
5.250%, 5/15/35		85,000	83,751
Edison International
6.250%, 3/15/30		10,000	10,212
Leeward Renewable Energy Operations LLC
4.250%, 7/1/29§		151,000	142,811
Long Ridge Energy LLC
8.750%, 2/15/32§		101,000	104,409
Pacific Gas and Electric Co.
5.700%, 3/1/35		145,000	143,513
PPL Capital Funding, Inc.
5.250%, 9/1/34		40,000	39,345
Southwestern Public Service Co.
6.000%, 6/1/54		130,000	124,848
Vistra Operations Co. LLC
5.550%, 4/30/36§		156,000	151,581
XPLR Infrastructure Operating Partners LP
8.375%, 1/15/31§		199,000	211,189
7.750%, 4/15/34(x)§		27,000	28,198

			1,405,347

Independent Power and Renewable Electricity Producers (0.1%)
TransAlta Corp.
6.500%, 3/15/40(x)		103,000	98,881

Multi-Utilities (0.7%)
Dominion Energy, Inc.
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.70%), 6.250%, 12/15/56(k)		308,000	303,380
Series A
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.39%), 6.875%, 2/1/55(k)		185,000	188,931
Southern Co. Gas Capital Corp.
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.82%), 6.050%, 9/15/56(k)		137,000	135,973

			628,284

Total Utilities			2,132,512

Total Corporate Bonds			37,395,423

	Number of Shares
Equity-Linked Notes (8.2%)
Barclays Bank plc, ELN,
23.100%, 8/25/26,
(linked to S&P 500 Index)§		547	4,094,764
Citigroup Global Markets Holdings, Inc., ELN,
22.450%, 8/25/26,
(linked to S&P 500 Index)§		547	4,092,867

Total Equity-Linked Notes			8,187,631

	Principal Amount
Foreign Government Securities (2.0%)
Federative Republic of Brazil
5.500%, 11/6/30(x)		$605,000	607,269
6.625%, 3/15/35		380,000	383,731
Oriental Republic of Uruguay
9.750%, 7/20/33	UYU	7,685,000	211,192
Republic of Angola
9.244%, 1/15/31§		$545,000	570,217
Republic of Turkiye
36.000%, 8/12/26	TRY	8,695,000	182,779

Total Foreign Government Securities			1,955,188

U.S. Government Agency Security (0.3%)
CoBank ACB
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.62%), 6.750%, 7/1/31(k)(y)		265,000	264,337

Total U.S. Government Agency Security			264,337

U.S. Treasury Obligations (4.4%)
U.S. Treasury Bonds
4.750%, 8/15/55		1,676,000	1,542,881
5.000%, 5/15/56		3,023,000	2,899,264

Total U.S. Treasury Obligations			4,442,145

Total Long-Term Debt Securities (53.7%) (Cost $54,025,976)			53,636,114

See Notes to Portfolio of Investments.

1290 FUNDS

1290 LOOMIS SAYLES MULTI-ASSET INCOME FUND

PORTFOLIO OF INVESTMENTS (Continued)

July 31, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
CONVERTIBLE PREFERRED STOCKS:
Communication Services (0.3%)
Interactive Media & Services (0.3%)
Alphabet, Inc.,
Series A
6.250%	3,175	$159,258
Series B
6.250%	3,200	160,640

Total Communication Services		319,898

Information Technology (0.1%)
Software (0.1%)
Oracle Corp.,
Series D
6.500%	1,844	77,226

Total Information Technology		77,226

Total Convertible Preferred Stocks (0.4%) (Cost $410,950)		397,124

COMMON STOCKS:
Communication Services (1.6%)
Diversified Telecommunication Services (0.4%)
AT&T, Inc.	2,193	50,987
Magyar Telekom Telecommunications plc	1,165	10,111
NTT, Inc.	42,900	41,092
Verizon Communications, Inc.	6,979	326,687

		428,877

Entertainment (0.1%)
Netflix, Inc.(s)*	721	51,703
Walt Disney Co. (The)	119	11,447

		63,150

Interactive Media & Services (1.1%)
Alphabet, Inc., Class A(s)	1,126	401,002
Alphabet, Inc., Class C(s)	1,317	469,708
Meta Platforms, Inc., Class A(s)	412	229,365

		1,100,075

Media (0.0%)†
Versant Media Group, Inc.	2	72

Total Communication Services		1,592,174

Consumer Discretionary (2.9%)
Automobile Components (0.2%)
Bridgestone Corp.	6,000	149,524
SL Corp.	131	4,861

		154,385

Automobiles (0.4%)
Dr Ing hc F Porsche AG (Preference)(m)(q)(x)	1,107	54,176
Tesla, Inc.(s)*	499	155,294
Toyota Motor Corp.	11,100	213,970

		423,440

Broadline Retail (0.6%)
Amazon.com, Inc.(s)*	1,746	474,179
Hyundai Department Store Co. Ltd.	22	1,833
Pepco Group NV(m)	1,103	13,576
Wesfarmers Ltd.	2,159	135,754

		625,342

Hotels, Restaurants & Leisure (0.7%)
Booking Holdings, Inc.(s)	127	24,498
Compass Group plc	2,540	80,544
McDonald’s Corp.	809	218,948
Royal Caribbean Cruises Ltd.	437	139,097
Starbucks Corp.	1,679	176,715
Yum! Brands, Inc.	190	29,123

		668,925

Household Durables (0.0%)†
Cury Construtora e Incorporadora SA	1,473	8,718
PulteGroup, Inc.	181	22,891
TCL Electronics Holdings Ltd.	3,609	7,441

		39,050

Specialty Retail (0.8%)
AutoZone, Inc.*	12	36,195
Best Buy Co., Inc.	693	59,778
Cartrade Tech Ltd.*	218	6,214
Dogan Sirketler Grubu Holding A/S	20,845	9,177
Home Depot, Inc. (The)(s)	1,177	390,717
Industria de Diseno Textil SA	1,556	101,270
Lowe’s Cos., Inc.	495	102,866
O’Reilly Automotive, Inc.*	388	34,668
TJX Cos., Inc. (The)	360	56,642

		797,527

Textiles, Apparel & Luxury Goods (0.2%)
Alpargatas SA (Preference)(q)	4,476	10,790
LVMH Moet Hennessy Louis Vuitton SE	184	100,817
NIKE, Inc., Class B	1,103	46,006

		157,613

Total Consumer Discretionary		2,866,282

Consumer Staples (3.2%)
Beverages (0.6%)
Coca-Cola Co. (The)	5,048	442,154
Osotspa PCL	19,300	10,172
PepsiCo, Inc.	1,515	211,434

		663,760

Consumer Staples Distribution & Retail (0.3%)
Costco Wholesale Corp.(s)	99	94,237
Target Corp.	758	109,524
Walmart, Inc.(s)	926	102,971

		306,732

Food Products (0.6%)
Archer-Daniels-Midland Co.	1,367	108,362
Avanti Feeds Ltd.	458	4,318
Bunge Global SA	850	90,296
Mondelez International, Inc., Class A	2,177	135,649
Nestle SA (Registered)	2,068	207,222
Thaifoods Group PCL, Class F	38,400	11,327
Tiger Brands Ltd.	469	7,828

		565,002

Household Products (0.6%)
Colgate-Palmolive Co.	1,506	137,498

See Notes to Portfolio of Investments.

1290 FUNDS

1290 LOOMIS SAYLES MULTI-ASSET INCOME FUND

PORTFOLIO OF INVESTMENTS (Continued)

July 31, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Henkel AG & Co. KGaA (Preference)(q)	469	$40,898
Kimberly-Clark Corp.	233	25,469
Procter & Gamble Co. (The)(s)	2,525	364,837

		568,702

Personal Care Products (0.2%)
APR Corp.	26	5,836
L’Oreal SA	276	123,154
Unilever plc	1,108	70,828

		199,818

Tobacco (0.9%)
Altria Group, Inc.	2,847	194,535
British American Tobacco plc	2,720	167,531
Japan Tobacco, Inc.(x)	3,100	139,018
Philip Morris International, Inc.	2,212	422,094

		923,178

Total Consumer Staples		3,227,192

Energy (2.8%)
Energy Equipment & Services (0.3%)
Halliburton Co.	1,534	49,471
SLB Ltd.	3,208	159,085
Tenaris SA	2,558	73,567

		282,123

Oil, Gas & Consumable Fuels (2.5%)
Adaro Andalan Indonesia PT	14,967	7,673
Canadian Natural Resources Ltd.	1,900	90,510
Chevron Corp.	2,345	461,566
ConocoPhillips	2,085	251,201
EOG Resources, Inc.	1,135	168,763
Exxaro Resources Ltd.	433	5,340
ExxonMobil Holdings Corp.(s)*	5,355	832,381
Great Eastern Shipping Co. Ltd. (The)	596	8,435
IRPC PCL	132,900	8,756
Occidental Petroleum Corp.	534	30,475
Repsol SA	1,119	34,040
Shell plc	6,394	291,574
Suncor Energy, Inc.	1,100	73,870
Thai Oil PCL	3,700	7,258
TotalEnergies SE	1,902	167,611
Whitecap Resources, Inc.	3,400	40,116

		2,479,569

Total Energy		2,761,692

Financials (5.2%)
Banks (1.5%)
Alior Bank SA	347	12,781
Banco del Bajio SA(m)	3,649	12,125
Bank of America Corp.(s)	1,195	74,030
BNK Financial Group, Inc.	950	10,108
Citigroup, Inc.	477	63,179
Citizens Financial Group, Inc.	1,818	130,260
DBS Group Holdings Ltd.	3,800	219,327
Fifth Third Bancorp	2,254	127,351
Jammu & Kashmir Bank Ltd. (The)	6,788	11,098
JB Financial Group Co. Ltd.	446	8,274
JPMorgan Chase & Co.(s)	484	170,266
Karnataka Bank Ltd. (The)	4,440	13,250
Kiatnakin Phatra Bank PCL	3,300	11,118
Oversea-Chinese Banking Corp. Ltd.	7,100	161,272
PNC Financial Services Group, Inc. (The)	763	190,651
South Indian Bank Ltd. (The)	25,298	12,382
Tisco Financial Group PCL	3,000	11,545
Truist Financial Corp.	604	31,311
US Bancorp	3,093	194,890
Wells Fargo & Co.	615	53,167

		1,518,385

Capital Markets (1.3%)
Bank of New York Mellon Corp. (The)	1,244	194,475
BlackRock, Inc.	213	232,253
Blackstone, Inc.	668	85,337
Charles Schwab Corp. (The)	385	40,517
CME Group, Inc.	97	25,976
Goldman Sachs Group, Inc. (The)(s)	86	87,581
Hong Kong Exchanges & Clearing Ltd.	900	46,891
IGM Financial, Inc.	1,100	68,392
Intercontinental Exchange, Inc.	183	27,904
KIWOOM Securities Co. Ltd.	30	6,176
Morgan Stanley	478	100,581
Nippon Life India Asset Management Ltd.(m)	476	5,794
Northern Trust Corp.	483	87,998
S&P Global, Inc.	16	6,591
Samsung Securities Co. Ltd.	107	7,490
Singapore Exchange Ltd.	6,100	116,344
State Street Corp.	827	152,300

		1,292,600

Consumer Finance (0.1%)
American Express Co.	135	45,394
Capital One Financial Corp.	75	15,676
Katilimevim Tasarruf Finansman A/S	1,258	4,119
Synchrony Financial	547	41,457

		106,646

Financial Services (0.5%)
Banca Mediolanum SpA	3,121	83,388
Berkshire Hathaway, Inc., Class B(s)*	334	170,854
CSSC Hong Kong Shipping Co. Ltd.(m)(x)	18,949	5,316
Mastercard, Inc., Class A(s)	147	84,246
Visa, Inc., Class A(s)	313	114,599

		458,403

Insurance (1.8%)
Aflac, Inc.	307	39,136
Ageas SA/NV	622	51,571
Allianz SE (Registered)	487	242,885
AXA SA	3,497	181,223
Chubb Ltd.	167	58,564

See Notes to Portfolio of Investments.

1290 FUNDS

1290 LOOMIS SAYLES MULTI-ASSET INCOME FUND

PORTFOLIO OF INVESTMENTS (Continued)

July 31, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Generali(x)	1,950	$98,918
Great-West Lifeco, Inc.	1,100	72,928
Loews Corp.(s)	288	33,411
Manulife Financial Corp.	3,000	133,238
Mapfre SA	5,973	30,540
Marsh & McLennan Cos., Inc.	307	58,235
MetLife, Inc.	1,173	112,760
NN Group NV	1,387	130,513
Power Corp. of Canada	1,100	75,172
Principal Financial Group, Inc.	454	51,620
Progressive Corp. (The)	341	72,094
Sompo Holdings, Inc.	2,300	102,825
Tokio Marine Holdings, Inc.	2,200	112,195
Turkiye Sigorta A/S	70,544	9,338
Zurich Insurance Group AG	157	119,588

		1,786,754

Total Financials		5,162,788

Health Care (5.9%)
Biotechnology (1.2%)
AbbVie, Inc.(s)	2,438	611,792
Amgen, Inc.	773	297,728
Gilead Sciences, Inc.	1,842	239,847
Vertex Pharmaceuticals, Inc.*	61	29,103

		1,178,470

Health Care Equipment & Supplies (0.3%)
Abbott Laboratories	1,674	176,942
Angelalign Technology, Inc.(m)	939	9,567
Boston Scientific Corp.(s)*	270	12,617
Intuitive Surgical, Inc.*	39	13,780
Medtronic plc	1,170	99,906
Zimmer Biomet Holdings, Inc.	315	29,588

		342,400

Health Care Providers & Services (1.0%)
Bradsaude S A	1,551	4,853
Centene Corp.*	515	32,043
Cigna Group (The)	169	47,159
CVS Health Corp.	2,014	210,322
Dr Lal PathLabs Ltd.(m)	613	12,240
Elevance Health, Inc.	308	115,759
McKesson Corp.	53	45,378
UnitedHealth Group, Inc.(s)	1,170	484,848

		952,602

Life Sciences Tools & Services (0.1%)
Danaher Corp.	190	37,046
SAI Life Sciences Ltd.(m)*	841	11,592
Thermo Fisher Scientific, Inc.	86	49,390

		98,028

Pharmaceuticals (3.3%)
Acutaas Chemicals Ltd.	260	8,461
AstraZeneca plc	1,650	280,909
Bristol-Myers Squibb Co.	3,691	241,059
Eli Lilly & Co.(s)	165	189,559
Granules India Ltd.	1,167	10,086
Johnson & Johnson(s)	3,245	831,856
Merck & Co., Inc.	3,184	414,557
Natco Pharma Ltd.	751	7,218
Novartis AG (Registered)	2,135	334,332
Novo Nordisk A/S, Class B	4,254	201,149
Pfizer, Inc.	8,180	204,582
Roche Holding AG	857	374,835
Royalty Pharma plc, Class A	2,259	131,993
Sanofi SA	478	41,048
Torrent Pharmaceuticals Ltd.	260	13,959
Zoetis, Inc.	146	11,284

		3,296,887

Total Health Care		5,868,387

Industrials (3.6%)
Aerospace & Defense (0.6%)
BAE Systems plc	2,078	58,645
GE Aerospace(s)	249	89,657
General Dynamics Corp.	116	44,477
Honeywell Aerospace, Inc.*	345	71,325
Howmet Aerospace, Inc.	103	29,073
Lockheed Martin Corp.	324	188,808
RTX Corp.	344	74,035
Singapore Technologies Engineering Ltd.	5,900	46,374

		602,394

Air Freight & Logistics (0.3%)
CH Robinson Worldwide, Inc.	145	21,421
Deutsche Post AG	1,691	112,631
FedEx Corp.	313	96,216
United Parcel Service, Inc., Class B	902	94,006

		324,274

Building Products (0.1%)
AGC, Inc.	1,500	57,311
Cie de Saint-Gobain SA	453	42,459
Johnson Controls International plc	183	26,839

		126,609

Commercial Services & Supplies (0.0%)†
China Everbright Environment Group Ltd.	5,528	3,595
L&K Engineering Co. Ltd.	339	7,416
Waste Management, Inc.	171	38,740

		49,751

Construction & Engineering (0.4%)
Comfort Systems USA, Inc.	18	31,134
CTCI Corp.	7,740	8,442
EMCOR Group, Inc.	34	27,113
Engineers India Ltd.	4,799	11,185
Kajima Corp.	1,400	47,366
Obayashi Corp.	2,700	53,693
Quanta Services, Inc.	54	36,037
Samsung E&A Co. Ltd.	336	10,323
Sunway Construction Group Bhd.	7,000	13,567
Taisei Corp.(x)	700	57,481
United Integrated Services Co. Ltd.	255	8,679
Vinci SA	338	47,766
Yankey Engineering Co. Ltd.*	450	9,050

		361,836

See Notes to Portfolio of Investments.

1290 FUNDS

1290 LOOMIS SAYLES MULTI-ASSET INCOME FUND

PORTFOLIO OF INVESTMENTS (Continued)

July 31, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Electrical Equipment (0.1%)
Chung-Hsin Electric & Machinery Manufacturing Corp.	1,127	$5,353
Eaton Corp. plc	81	33,631
GE Vernova, Inc.	65	64,369
Generac Holdings, Inc.*	113	22,273
Harbin Electric Co. Ltd., Class H	3,812	7,665
Sanil Electric Co. Ltd.	26	2,612

		135,903

Ground Transportation (0.4%)
Norfolk Southern Corp.	330	110,708
Uber Technologies, Inc.*	111	7,810
Union Pacific Corp.	830	242,468

		360,986

Industrial Conglomerates (0.5%)
3M Co.	188	33,141
Apar Industries Ltd.*	82	12,331
Honeywell International, Inc.	484	117,636
Hyosung Corp.	61	6,182
Siemens AG (Registered)	882	287,477
Sime Darby Bhd.	21,200	11,206

		467,973

Machinery (0.7%)
Caterpillar, Inc.(s)	106	86,370
China Yuchai International Ltd.	131	6,178
Cummins, Inc.	45	28,539
Deere & Co.	78	46,228
Force Motors Ltd.	23	4,315
IDEX Corp.	127	29,267
Illinois Tool Works, Inc.	536	153,805
Kaori Heat Treatment Co. Ltd.	271	7,169
Mega Union Technology, Inc.	441	9,838
PACCAR, Inc.	945	125,383
Sandvik AB	2,590	96,831
Sunonwealth Electric Machine Industry Co. Ltd.	1,804	7,312
Volvo AB, Class B	1,507	57,655

		658,890

Professional Services (0.3%)
Automatic Data Processing, Inc.	603	160,676
Mobility Global, Inc.*	16	326
Paychex, Inc.	612	71,506
RELX plc	871	30,603

		263,111

Trading Companies & Distributors (0.2%)
Hyundai GF Holdings	561	4,635
ITOCHU Corp.	7,200	91,140
Mitsui & Co. Ltd.	2,300	71,369
United Rentals, Inc.	38	41,012
W.W. Grainger, Inc.	27	37,320

		245,476

Total Industrials		3,597,203

Information Technology (5.6%)
Communications Equipment (0.3%)
Arcadyan Technology Corp.	1,804	9,629
Arista Networks, Inc.*	327	58,974
Ciena Corp.*	75	28,279
Cisco Systems, Inc.(s)	835	96,852
Telefonaktiebolaget LM Ericsson, Class B	8,958	88,261

		281,995

Electronic Equipment, Instruments & Components (0.2%)
Amphenol Corp., Class A(s)	364	58,495
Chunghwa Precision Test Tech Co. Ltd.	56	4,323
Corning, Inc.	166	22,949
Genius Electronic Optical Co. Ltd.	224	3,334
Jabil, Inc.	36	11,342
Keysight Technologies, Inc.*	88	28,079
Lelon Electronics Corp.	483	3,288
Simplo Technology Co. Ltd.	625	6,817
Taiwan Surface Mounting Technology Corp.	781	3,383
TE Connectivity plc	110	22,626
Tripod Technology Corp.	676	7,718
TXC Corp.	798	3,691
Wah Lee Industrial Corp.	2,716	9,454
WT Microelectronics Co. Ltd.	1,200	7,296

		192,795

IT Services (0.2%)
Accenture plc, Class A	343	56,911
International Business Machines Corp.	910	203,521

		260,432

Semiconductors & Semiconductor Equipment (3.1%)
ADATA Technology Co. Ltd.	438	5,401
Advanced Micro Devices, Inc.(s)*	333	158,558
AP Memory Technology Corp.	399	8,235
Applied Materials, Inc.(s)	175	88,842
Broadcom, Inc.(s)	896	348,795
DB HiTek Co. Ltd.	52	3,031
Global Mixed Mode Technology, Inc.	1,105	8,411
Grand Process Technology Corp.	96	7,040
Greatek Electronics, Inc.	1,957	6,085
Intel Corp.*	1,034	93,267
KLA Corp.	332	60,696
Lam Research Corp.(s)	299	87,613
Marketech International Corp.	621	8,992
Micron Technology, Inc.	176	144,853
MPI Corp.	61	9,966
Nanya Technology Corp.	774	8,633
NVIDIA Corp.(s)	4,337	870,653
Pixart Imaging, Inc.	1,658	9,850
PSK, Inc.	56	5,091
QUALCOMM, Inc.	1,003	148,053
Sigurd Microelectronics Corp.	1,194	6,890
Sitronix Technology Corp.	1,076	8,873
Taiwan Semiconductor Manufacturing Co. Ltd.	7,000	525,233
Teradyne, Inc.	34	12,501
Texas Instruments, Inc.	1,471	405,613

See Notes to Portfolio of Investments.

1290 FUNDS

1290 LOOMIS SAYLES MULTI-ASSET INCOME FUND

PORTFOLIO OF INVESTMENTS (Continued)

July 31, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Topco Scientific Co. Ltd.	574	$8,880
WinWay Technology Co. Ltd.	41	7,377
WONIK IPS Co. Ltd.	131	8,968

		3,066,400

Software (0.8%)
Crowdstrike Holdings, Inc., Class A*	318	60,693
Microsoft Corp.(s)	1,355	629,696
Palantir Technologies, Inc., Class A(s)*	215	26,458
Palo Alto Networks, Inc.*	226	74,993
Synopsys, Inc.*	60	23,326

		815,166

Technology Hardware, Storage & Peripherals (1.0%)
Apple, Inc.(s)	2,671	825,099
Dell Technologies, Inc., Class C	95	38,510
Hewlett Packard Enterprise Co.	768	36,787
Innodisk Corp.	158	6,331
Sandisk Corp.*	17	20,652
Seagate Technology Holdings plc	26	22,259
Transcend Information, Inc.	1,105	10,018
Western Digital Corp.	39	21,249

		980,905

Total Information Technology		5,597,693

Materials (0.6%)
Chemicals (0.4%)
Air Products and Chemicals, Inc.	498	146,855
Albemarle Corp.	90	10,588
Eastman Chemical Co.	437	30,568
Givaudan SA (Registered)	22	87,897
Hansol Chemical Co. Ltd.	42	6,127
Kumho Petrochemical Co. Ltd.	122	9,789
Linde plc	112	53,579
Paradeep Phosphates Ltd.(m)	2,964	4,577
Sinofert Holdings Ltd.	53,080	8,799

		358,779

Construction Materials (0.1%)
Holcim AG	1,307	118,567
Titan SA	94	5,647

		124,214

Containers & Packaging (0.0%)†
Avery Dennison Corp.	180	30,551

Metals & Mining (0.1%)
Barrick Mining Corp.	1,600	58,722
Freeport-McMoRan, Inc.	385	24,113
National Aluminium Co. Ltd.	2,719	9,975
Newmont Corp.	211	19,773
Tung Ho Steel Enterprise Corp.	4,511	10,413
Welspun Corp. Ltd.	626	10,829

		133,825

Total Materials		647,369

Real Estate (1.7%)
Diversified REITs (0.1%)
Gladstone Commercial Corp. (REIT)	1,168	14,600
Global Net Lease, Inc. (REIT)	1,630	14,214
Sirius Real Estate Ltd. (REIT)	21,755	29,012
WP Carey, Inc. (REIT)	478	35,181

		93,007

Health Care REITs (0.2%)
American Healthcare REIT, Inc. (REIT)	761	42,312
Diversified Healthcare Trust (REIT)	3,716	33,072
Healthpeak Properties, Inc. (REIT)	256	5,589
Omega Healthcare Investors, Inc. (REIT)	786	39,795
Welltower, Inc. (REIT)	510	119,564

		240,332

Hotel & Resort REITs (0.1%)
Host Hotels & Resorts, Inc. (REIT)	1,548	38,901
Invincible Investment Corp. (REIT)	28	10,770
Pebblebrook Hotel Trust (REIT)	785	14,994

		64,665

Industrial REITs (0.2%)
EastGroup Properties, Inc. (REIT)	186	38,876
First Industrial Realty Trust, Inc. (REIT)	566	37,265
Granite REIT (REIT)	494	33,904
Prologis, Inc. (REIT)	496	71,726

		181,771

Office REITs (0.0%)†
Easterly Government Properties, Inc. (REIT), Class A	1,291	31,449
Embassy Office Parks REIT (REIT)	2,278	10,457

		41,906

Real Estate Management & Development (0.3%)
Amata Corp. PCL	12,500	10,856
CK Asset Holdings Ltd.	6,100	37,211
Daito Trust Construction Co. Ltd.	1,500	31,762
Huaku Development Co. Ltd.	2,902	8,746
Iguatemi SA	2,091	10,275
JHSF Participacoes SA	4,891	10,729
Leopalace21 Corp.	7,300	31,062
PSP Swiss Property AG (Registered)	158	28,534
St Joe Co. (The)	474	29,502
Sun Hung Kai Properties Ltd.	3,000	47,128
UOL Group Ltd.	5,300	40,914

		286,719

Residential REITs (0.1%)
Camden Property Trust (REIT)	272	30,140

See Notes to Portfolio of Investments.

1290 FUNDS

1290 LOOMIS SAYLES MULTI-ASSET INCOME FUND

PORTFOLIO OF INVESTMENTS (Continued)

July 31, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
UMH Properties, Inc. (REIT)	1,471	$22,227

		52,367

Retail REITs (0.4%)
Brixmor Property Group, Inc. (REIT)	1,223	38,537
CBL & Associates Properties, Inc. (REIT)	861	50,549
CT REIT (REIT)	1,100	14,626
Federal Realty Investment Trust (REIT)	277	34,373
InvenTrust Properties Corp. (REIT)	902	31,940
Klepierre SA (REIT)	63	2,858
NETSTREIT Corp. (REIT)(x)	1,472	31,574
NNN REIT, Inc. (REIT)	701	33,312
Phillips Edison & Co., Inc. (REIT)	734	31,188
Regency Centers Corp. (REIT)	421	33,802
Slate Grocery REIT (REIT), Class U	2,698	33,604
SmartCentres REIT (REIT)	1,570	33,094
Tanger, Inc. (REIT)	838	34,073
Urban Edge Properties (REIT)	1,603	36,324

		439,854

Specialized REITs (0.3%)
Digital Realty Trust, Inc. (REIT)	246	46,376
EPR Properties (REIT)	565	35,070
Equinix, Inc. (REIT)	98	99,889
Iron Mountain, Inc. (REIT)	313	38,286
Keppel DC REIT (REIT)	15,100	26,257
Millrose Properties, Inc. (REIT)	895	25,042
Outfront Media, Inc. (REIT)	1,204	38,371

		309,291

Total Real Estate		1,709,912

Utilities (1.5%)
Electric Utilities (1.1%)
Alliant Energy Corp.	428	30,294
American Electric Power Co., Inc.	1,017	130,023
Constellation Energy Corp.	77	20,232
Duke Energy Corp.	1,445	181,246
Evergy, Inc.	569	47,233
Fortis, Inc.	1,200	68,310
Iberdrola SA	8,392	199,835
NextEra Energy, Inc.	2,812	244,419
NRG Energy, Inc.	144	19,338
Southern Co. (The)	400	37,816
Tauron Polska Energia SA	4,212	10,161
Xcel Energy, Inc.	1,506	117,769

		1,106,676

Gas Utilities (0.1%)
Enerya Enerji A/S	11,045	2,140
Snam SpA	6,850	46,510

		48,650

Independent Power and Renewable Electricity Producers (0.1%)
AES Corp. (The)	1,631	23,943
Global Power Synergy PCL, Class F	6,400	9,919
Vistra Corp.	138	20,450

		54,312

Multi-Utilities (0.2%)
National Grid plc	8,468	135,811
Sempra	1,145	101,390

		237,201

Water Utilities (0.0%)†
Cia de Saneamento de Minas Gerais Copasa MG	1,044	13,231
Cia De Saneamento do Parana Sanepar	1,425	10,221

		23,452

Total Utilities		1,470,291

Total Common Stocks (34.6%) (Cost $31,294,504)		34,500,983

	Number of Rights
RIGHTS:
Health Care (0.0%)†
Health Care Equipment & Supplies (0.0%)†
Hologic, Inc., CVR* (Cost $4)	579	6

	Number of Shares
SHORT-TERM INVESTMENTS:
Investment Companies (2.2%)
Dreyfus Treasury Obligations Cash Management Fund 3.55% (7 day yield) (xx)	300,000	300,000
Invesco Government & Agency Portfolio, Institutional Shares 3.65% (7 day yield) (xx)	1,814,357	1,814,357
RBC BlueBay U.S. Government Money Market Fund, Institutional Shares 3.57% (7 day yield) (xx)	41,241	41,241

Total Investment Companies		2,155,598

	Principal Amount
U.S. Treasury Obligations (6.9%)
U.S. Treasury Bills
3.66%, 11/19/26(p)	$4,000,000	3,955,331
3.73%, 12/10/26(p)	3,000,000	2,959,555

Total U.S. Treasury Obligations		6,914,886

Total Short-Term Investments (9.1%) (Cost $9,069,098)		9,070,484

Total Investments in Securities (97.8%) (Cost $94,800,532)		97,604,711
Other Assets Less Liabilities (2.2%)		2,204,614

Net Assets (100%)		$99,809,325

*	Non-income producing.

†	Percent shown is less than 0.05%.

§

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At July 31, 2026, the market value of these securities amounted to $34,435,649 or 34.5% of net assets.

See Notes to Portfolio of Investments.

1290 FUNDS

1290 LOOMIS SAYLES MULTI-ASSET INCOME FUND

PORTFOLIO OF INVESTMENTS (Continued)

July 31, 2026 (Unaudited)

(e)	Step Bond - Coupon rate increases or decreases in increments to maturity. Rate disclosed is as of July 31, 2026. Maturity date disclosed is the ultimate maturity date.

(k)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of July 31, 2026.

(l)

Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of July 31, 2026.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At July 31, 2026, the market value or fair value, as applicable, of these securities amounted to $564,534 or 0.6% of net assets.

(p)	Yield to maturity.

(q)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.

(s)	All, or a portion of security held by broker as collateral for option contracts, with a total collateral value of $3,742,396.

(x)	All or a portion of security is on loan at July 31, 2026.

(y)

Securities are perpetual and, thus, do not have a predetermined maturity date. The coupon rate for these securities are fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of July 31, 2026.

(xx)

At July 31, 2026, the Fund had loaned securities with a total value of $2,346,407. This was collateralized by $256,778 of various U.S. Government Treasury Securities, ranging from 0.000% – 5.000%, maturing 8/15/26 – 5/15/56 and by cash of $2,155,598 which was subsequently invested in investment companies.

Glossary:

CLO — Collateralized Loan Obligation

CVR — Contingent Value Rights

ELN — Equity-Linked Note

ICE — Intercontinental Exchange

ICE IBA — ICE Benchmark Administration Limited

REIT — Real Estate Investment Trust

SOFR — Secured Overnight Financing Rate

TRY — Turkish Lira

USD — United States Dollar

UYU — Uruguayan Peso

Written Call Options Contracts as of July 31, 2026 (Note 1):

Description	Counterparty	Number of Contracts	Notional Amount		Exercise Price	Expiration Date	Value ($)
S&P 500 Index	Exchange Traded	17	USD	(12,732,524)	USD 7,630.00	8/21/2026	(53,890)

Total Written Options Contracts (Premiums Received ($109,276))							(53,890)

See Notes to Portfolio of Investments.

1290 FUNDS

1290 LOOMIS SAYLES MULTI-ASSET INCOME FUND

PORTFOLIO OF INVESTMENTS (Continued)

July 31, 2026 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Fund’s assets and liabilities carried at fair value as of July 31, 2026:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments)	Total
Assets:
Asset-Backed Securities	$—	$635,468	$—	$635,468
Common Stocks
Communication Services	1,540,971	51,203	—	1,592,174
Consumer Discretionary	1,987,125	879,157	—	2,866,282
Consumer Staples	2,439,060	788,132	—	3,227,192
Energy	2,157,438	604,254	—	2,761,692
Financials	3,336,519	1,826,269	—	5,162,788
Health Care	4,562,991	1,305,396	—	5,868,387
Industrials	2,287,527	1,309,676	—	3,597,203
Information Technology	4,787,194	810,499	—	5,597,693
Materials	374,749	272,620	—	647,369
Real Estate	1,394,345	315,567	—	1,709,912
Utilities	1,065,915	404,376	—	1,470,291
Convertible Bonds
Energy	—	68,698	—	68,698
Financials	—	76,514	—	76,514
Health Care	—	309,174	—	309,174
Industrials	—	154,936	—	154,936
Information Technology	—	79,970	—	79,970
Utilities	—	66,630	—	66,630
Convertible Preferred Stocks
Communication Services	319,898	—	—	319,898
Information Technology	77,226	—	—	77,226
Corporate Bonds
Communication Services	—	2,817,255	—	2,817,255
Consumer Discretionary	—	2,187,316	—	2,187,316
Consumer Staples	—	232,226	—	232,226
Energy	—	6,178,702	—	6,178,702
Financials	—	12,673,194	—	12,673,194
Health Care	—	792,182	—	792,182
Industrials	—	4,204,147	—	4,204,147
Information Technology	—	3,345,114	—	3,345,114
Materials	—	2,128,927	—	2,128,927
Real Estate	—	703,848	—	703,848
Utilities	—	2,132,512	—	2,132,512
Equity-Linked Notes	—	8,187,631	—	8,187,631
Foreign Government Securities	—	1,955,188	—	1,955,188
Rights
Health Care	—	6	—	6
Short-Term Investments
Investment Companies	2,155,598	—	—	2,155,598
U.S. Treasury Obligations	—	6,914,886	—	6,914,886
U.S. Government Agency Security	—	264,337	—	264,337
U.S. Treasury Obligations	—	4,442,145	—	4,442,145

Total Assets	$28,486,556	$69,118,155	$—	$97,604,711

Liabilities:
Options Written
Call Options Written	$(53,890)	$—	$—	$(53,890)

Total Liabilities	$(53,890)	$—	$—	$(53,890)

Total	$28,432,666	$69,118,155	$—	$97,550,821

See Notes to Portfolio of Investments.

1290 FUNDS

1290 LOOMIS SAYLES MULTI-ASSET INCOME FUND

PORTFOLIO OF INVESTMENTS (Continued)

July 31, 2026 (Unaudited)

As of July 31, 2026, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$3,872,461
Aggregate gross unrealized depreciation	(1,779,469)

Net unrealized appreciation	$2,092,992

Federal income tax cost of investments in securities and derivative instruments, if applicable	$95,457,829

See Notes to Portfolio of Investments.

1290 FUNDS

1290 MULTI-ALTERNATIVE STRATEGIES FUND

PORTFOLIO OF INVESTMENTS

July 31, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
EXCHANGE TRADED FUNDS (ETF):
Alternatives (27.6%)
iMGP DBi Managed Futures Strategy ETF(x)	192,000	$5,936,640
NYLI Merger Arbitrage ETF*	126,130	4,606,621

Total Alternatives		10,543,261

Commodity (15.6%)
Invesco DB Agriculture Fund	53,460	1,470,685
Invesco DB Energy Fund	49,910	1,559,188
Invesco DB Precious Metals Fund	31,330	2,911,394

Total Commodity		5,941,267

Equity (27.5%)
iShares Core U.S. REIT ETF	38,160	2,590,682
JPMorgan Equity Premium Income ETF(x)	60,250	3,460,157
JPMorgan Nasdaq Equity Premium Income ETF(x)	31,150	1,814,488
Vanguard Global ex-U.S. Real Estate ETF	57,770	2,659,153

Total Equity		10,524,480

Fixed Income (28.2%)
iShares Convertible Bond ETF	57,900	6,556,017
Vanguard Short-Term Inflation-Protected Securities ETF	85,190	4,230,535

Total Fixed Income		10,786,552

Total Exchange Traded Funds (98.9%) (Cost $34,153,206)		37,795,560

SHORT-TERM INVESTMENTS:
Investment Companies (11.4%)
Invesco Government & Agency Portfolio, Institutional Shares 3.65% (7 day yield) (xx)	4,339,638	4,339,638

Total Short-Term Investments (11.4%) (Cost $4,339,638)		4,339,638

Total Investments in Securities (110.3%) (Cost $38,492,844)		42,135,198
Other Assets Less Liabilities (-10.3%)		(3,900,887)

Net Assets (100%)		$38,234,311

See Notes to Portfolio of Investments.

1

1290 FUNDS

1290 MULTI-ALTERNATIVE STRATEGIES FUND

PORTFOLIO OF INVESTMENTS (Continued)

July 31, 2026 (Unaudited)

*	Non-income producing.

(x)	All or a portion of security is on loan at July 31, 2026.

(xx)

At July 31, 2026, the Fund had loaned securities with a total value of $5,088,120. This was collateralized by $839,516 of various U.S. Government Treasury Securities, ranging from 0.125% – 5.250%, maturing 11/30/26 – 8/15/53 and by cash of $4,339,638 which was subsequently invested in investment companies.

Glossary:

REIT — Real Estate Investment Trust

The following is a summary of the inputs, summarized in three broad levels, used to value the Fund’s assets and liabilities carried at fair value as of July 31, 2026:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds
Exchange Traded Funds	$37,795,560	$—	$—	$37,795,560
Short-Term Investments
Investment Companies	4,339,638	—	—	4,339,638

Total Assets	$42,135,198	$—	$—	$42,135,198

Total Liabilities	$—	$—	$—	$—

Total	$42,135,198	$—	$—	$42,135,198

As of July 31, 2026, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$3,007,984
Aggregate gross unrealized depreciation	—

Net unrealized appreciation	$3,007,984

Federal income tax cost of investments in securities and derivative instruments, if applicable	$39,127,214

See Notes to Portfolio of Investments.

2

1290 FUNDS

1290 SMARTBETA EQUITY FUND

PORTFOLIO OF INVESTMENTS

July 31, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (6.1%)
Diversified Telecommunication Services (1.3%)
AT&T, Inc.	14,981	$348,308
Deutsche Telekom AG (Registered)	16,051	495,307
Koninklijke KPN NV	164,274	778,757
Telstra Group Ltd.	241,443	852,855
Verizon Communications, Inc.	29,361	1,374,388

		3,849,615

Interactive Media & Services (4.1%)
Alphabet, Inc., Class A	28,668	10,209,535
Meta Platforms, Inc., Class A	3,188	1,774,792

		11,984,327

Media (0.1%)
Fox Corp., Class A	5,301	308,677

Wireless Telecommunication Services (0.6%)
KDDI Corp.	18,300	335,969
SoftBank Corp.	256,100	359,591
T-Mobile US, Inc.	4,819	832,289

		1,527,849

Total Communication Services		17,670,468

Consumer Discretionary (8.2%)
Automobiles (0.9%)
General Motors Co.	10,705	951,246
Tesla, Inc.*	5,401	1,680,845

		2,632,091

Broadline Retail (2.7%)
Amazon.com, Inc.*	21,389	5,808,825
Dollarama, Inc.	5,463	744,209
eBay, Inc.	3,013	343,512
Wesfarmers Ltd.	15,570	979,013

		7,875,559

Hotels, Restaurants & Leisure (1.9%)
Airbnb, Inc., Class A*	2,385	361,375
Amadeus IT Group SA	5,621	345,742
Booking Holdings, Inc.	5,350	1,032,015
Compass Group plc	11,065	350,871
Darden Restaurants, Inc.	2,805	571,042
Hilton Worldwide Holdings, Inc.	2,004	642,262
Lottery Corp. Ltd. (The)	111,916	440,211
Marriott International, Inc., Class A	1,369	510,404
Restaurant Brands International, Inc.	4,843	358,479
Yum! Brands, Inc.	5,011	768,086

		5,380,487

Household Durables (0.4%)
Garmin Ltd.	1,533	450,365
Sony Group Corp.	27,500	654,552

		1,104,917

Leisure Products (0.1%)
Bandai Namco Holdings, Inc.	9,600	278,096

Specialty Retail (2.2%)
AutoZone, Inc.*	109	328,771
Fast Retailing Co. Ltd.	800	393,149
Home Depot, Inc. (The)	3,711	1,231,904
Industria de Diseno Textil SA	5,279	343,577
O’Reilly Automotive, Inc.*	11,177	998,665
Ross Stores, Inc.	1,704	427,823
TJX Cos., Inc. (The)	17,513	2,755,496

		6,479,385

Total Consumer Discretionary		23,750,535

Consumer Staples (8.6%)
Beverages (2.5%)
Anheuser-Busch InBev SA/NV	7,233	$627,223
Coca-Cola Co. (The)	37,911	3,320,624
Keurig Dr. Pepper, Inc.	11,401	354,799
Kirin Holdings Co. Ltd.	22,000	408,322
Monster Beverage Corp.*	4,641	447,300
PepsiCo, Inc.	14,547	2,030,179

		7,188,447

Consumer Staples Distribution & Retail (3.7%)
Alimentation Couche-Tard, Inc.	15,965	1,036,470
Casey’s General Stores, Inc.	465	405,015
Coles Group Ltd.	43,938	744,790
Costco Wholesale Corp.	3,501	3,332,567
Empire Co. Ltd., Class A	9,205	336,918
George Weston Ltd.	13,791	1,030,697
Koninklijke Ahold Delhaize NV	10,620	420,788
Kroger Co. (The)	5,648	326,116
Loblaw Cos. Ltd.	17,046	800,226
Sysco Corp.	3,847	327,918
Tesco plc	99,917	659,176
Walmart, Inc.	8,049	895,049
Woolworths Group Ltd.	18,481	517,175

		10,832,905

Food Products (0.6%)
Danone SA	5,704	444,117
Hershey Co. (The)	1,551	271,503
Mondelez International, Inc., Class A	5,545	345,509
Nestle SA (Registered)	6,870	688,402

		1,749,531

Household Products (1.2%)
Church & Dwight Co., Inc.	4,952	489,307
Colgate-Palmolive Co.	18,509	1,689,872
Henkel AG & Co. KGaA (Preference)(q)	7,013	611,542
Kimberly-Clark Corp.	7,964	870,545

		3,661,266

Personal Care Products (0.6%)
Kao Corp.	28,600	587,441
L’Oreal SA	1,418	632,728
Unilever plc	3,624	232,938
Unilever plc (Cboe Europe)	4,701	300,506

		1,753,613

Total Consumer Staples		25,185,762

Energy (2.3%)
Energy Equipment & Services (0.3%)
Baker Hughes Co.	11,081	670,289
Halliburton Co.	8,391	270,610

		940,899

Oil, Gas & Consumable Fuels (2.0%)
Chevron Corp.	1,920	377,914
Enbridge, Inc.	23,766	1,293,199
Eni SpA	18,566	513,397
Equinor ASA (ADR)	10,080	414,288
ExxonMobil Holdings Corp.*	2,419	376,009
Idemitsu Kosan Co. Ltd.	43,200	355,961
Kinder Morgan, Inc.	11,611	373,642
Pembina Pipeline Corp.(x)	6,806	332,762
Suncor Energy, Inc.	7,883	529,376
TC Energy Corp.	9,944	669,625
Williams Cos., Inc. (The)	7,561	540,914

		5,777,087

Total Energy		6,717,986

See Notes to Portfolio of Investments.

1

1290 FUNDS

1290 SMARTBETA EQUITY FUND

PORTFOLIO OF INVESTMENTS (Continued)

July 31, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Financials (20.7%)
Banks (5.3%)
Bank of Montreal(x)	2,662	$477,521
Bank of Nova Scotia (The)	10,042	880,882
CaixaBank SA	30,066	435,636
Canadian Imperial Bank of Commerce(x)	14,014	1,659,867
DBS Group Holdings Ltd.	12,100	698,384
DNB Bank ASA	18,395	591,978
Intesa Sanpaolo SpA	102,500	772,896
JPMorgan Chase & Co.	4,341	1,527,120
KBC Group NV	2,663	382,780
National Bank of Canada	4,142	669,971
Nordea Bank Abp (Aquis Stock Exchange)	23,265	469,491
Nordea Bank Abp (Turquoise Stock Exchange)	13,972	282,163
Oversea-Chinese Banking Corp. Ltd.	22,500	511,073
PNC Financial Services Group, Inc. (The)	2,141	534,972
Resona Holdings, Inc.	25,200	347,103
Royal Bank of Canada	6,657	1,393,323
Svenska Handelsbanken AB, Class A	24,883	380,606
Swedbank AB, Class A	10,721	428,966
Toronto-Dominion Bank (The)	20,181	2,419,100
UniCredit SpA	4,577	430,735

		15,294,567

Capital Markets (3.5%)
Ameriprise Financial, Inc.	1,500	818,760
Bank of New York Mellon Corp. (The)	7,700	1,203,741
Cboe Global Markets, Inc.	1,851	574,236
CME Group, Inc.	6,481	1,735,547
Deutsche Boerse AG	2,226	673,301
Intercontinental Exchange, Inc.	6,366	970,688
Moody’s Corp.	1,075	514,258
MSCI, Inc.	459	262,658
Nasdaq, Inc.	3,781	356,132
Northern Trust Corp.	2,725	496,468
S&P Global, Inc.	3,334	1,373,375
Singapore Exchange Ltd.	24,100	459,656
State Street Corp.	2,422	446,036
TMX Group Ltd.	9,500	347,241

		10,232,097

Consumer Finance (0.3%)
American Express Co.	2,591	871,224

Financial Services (3.0%)
Berkshire Hathaway, Inc., Class B*	3,523	1,802,156
Mastercard, Inc., Class A	5,383	3,084,997
Visa, Inc., Class A	10,754	3,937,362

		8,824,515

Insurance (8.6%)
Aflac, Inc.	5,945	757,869
AIA Group Ltd.	31,200	315,286
Allianz SE (Registered)	2,539	1,266,294
Allstate Corp. (The)	2,843	750,779
American International Group, Inc.	4,550	357,539
Aon plc, Class A	2,200	793,210
Arch Capital Group Ltd.*	3,792	381,210
Chubb Ltd.	6,003	2,105,132
Fairfax Financial Holdings Ltd.	301	504,059
Great-West Lifeco, Inc.	14,658	971,798
Hannover Rueck SE	2,056	594,142
Hartford Insurance Group, Inc. (The)	8,246	1,170,190
Insurance Australia Group Ltd.	58,770	351,091
Intact Financial Corp.	4,371	858,236
Loews Corp.	5,300	614,853
Manulife Financial Corp.	9,965	442,573
Marsh & McLennan Cos., Inc.	8,371	1,587,895
MetLife, Inc.	4,471	429,797
MS&AD Insurance Group Holdings, Inc.	13,400	414,705
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	1,164	700,932
Progressive Corp. (The)	5,495	1,161,753
QBE Insurance Group Ltd.	22,456	390,763
Sampo OYJ, Class A	81,372	903,059
Sompo Holdings, Inc.	10,600	473,887
Sun Life Financial, Inc.	10,300	854,580
Swiss Re AG	4,386	731,588
Tokio Marine Holdings, Inc.	9,600	489,578
Travelers Cos., Inc. (The)	5,330	1,995,339
Tryg A/S	17,644	421,093
W.R. Berkley Corp.	5,400	391,716
Willis Towers Watson plc	818	274,782
Zurich Insurance Group AG	2,143	1,632,333

		25,088,061

Total Financials		60,310,464

Health Care (7.2%)
Biotechnology (0.8%)
Amgen, Inc.	3,186	1,227,119
Gilead Sciences, Inc.	8,247	1,073,842

		2,300,961

Health Care Equipment & Supplies (1.3%)
Becton Dickinson & Co.	3,000	496,860
Edwards Lifesciences Corp.*	3,940	339,116
Hoya Corp.	2,000	310,172
Intuitive Surgical, Inc.*	2,320	819,726
Medtronic plc	9,934	848,264
STERIS plc	1,185	270,654
Stryker Corp.	2,001	651,726

		3,736,518

Health Care Providers & Services (1.0%)
Cardinal Health, Inc.	2,268	521,708
Cencora, Inc.	2,195	683,391
HCA Healthcare, Inc.	1,807	727,480
McKesson Corp.	1,267	1,084,793

		3,017,372

Life Sciences Tools & Services (0.5%)
Agilent Technologies, Inc.	2,904	401,827
Danaher Corp.	1,547	301,634
Mettler-Toledo International, Inc.*	231	327,165
Thermo Fisher Scientific, Inc.	651	373,869

		1,404,495

Pharmaceuticals (3.6%)
Astellas Pharma, Inc.	24,700	341,846
Bristol-Myers Squibb Co.	19,791	1,292,550
Chugai Pharmaceutical Co. Ltd.	7,100	309,338
Eli Lilly & Co.	1,293	1,485,450
Johnson & Johnson	10,451	2,679,114
Novartis AG (Registered)	10,826	1,695,308
Otsuka Holdings Co. Ltd.	4,600	320,920
Pfizer, Inc.	13,223	330,707
Roche Holding AG	1,660	726,051
Sanofi SA	4,752	408,079
Takeda Pharmaceutical Co. Ltd.	10,700	370,756

See Notes to Portfolio of Investments.

2

1290 FUNDS

1290 SMARTBETA EQUITY FUND

PORTFOLIO OF INVESTMENTS (Continued)

July 31, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Zoetis, Inc.	5,625	$434,756

		10,394,875

Total Health Care		20,854,221

Industrials (14.8%)
Aerospace & Defense (3.4%)
GE Aerospace	4,304	1,549,741
General Dynamics Corp.	5,125	1,965,028
Honeywell Aerospace, Inc.*	2,617	541,039
Howmet Aerospace, Inc.	3,908	1,103,072
L3Harris Technologies, Inc.	1,095	303,381
Lockheed Martin Corp.	1,904	1,109,537
MTU Aero Engines AG	840	350,456
Northrop Grumman Corp.	894	484,977
RTX Corp.	10,437	2,246,251
Safran SA	900	351,203

		10,004,685

Air Freight & Logistics (0.5%)
Expeditors International of Washington, Inc.	4,800	805,872
FedEx Corp.	2,016	619,719

		1,425,591

Building Products (1.3%)
Allegion plc	5,500	865,700
Geberit AG (Registered)	619	407,486
Johnson Controls International plc	7,430	1,089,684
Trane Technologies plc	2,751	1,251,567

		3,614,437

Commercial Services & Supplies (1.1%)
Brambles Ltd.	40,979	564,875
Cintas Corp.	6,185	1,265,637
Republic Services, Inc.	3,877	816,302
Rollins, Inc.	5,755	218,517
Secom Co. Ltd.	7,600	328,734

		3,194,065

Construction & Engineering (0.6%)
ACS Actividades de Construccion y Servicios SA	3,575	454,713
EMCOR Group, Inc.	483	385,159
Stantec, Inc.	3,784	267,041
Vinci SA	2,466	348,491
WSP Global, Inc.(x)	2,894	353,572

		1,808,976

Electrical Equipment (0.4%)
AMETEK, Inc.	1,653	399,547
Mitsubishi Electric Corp.	11,700	434,747
Rockwell Automation, Inc.	794	381,183

		1,215,477

Ground Transportation (1.3%)
Central Japan Railway Co.	22,900	573,993
CSX Corp.	8,685	437,724
East Japan Railway Co.	13,700	316,528
Old Dominion Freight Line, Inc.	1,667	353,637
Uber Technologies, Inc.*	4,653	327,385
Union Pacific Corp.	6,189	1,807,993

		3,817,260

Industrial Conglomerates (0.4%)
Honeywell International, Inc.	2,617	636,062
Siemens AG (Registered)	1,309	426,653

		1,062,715

Machinery (3.1%)
Atlas Copco AB, Class A	35,680	753,528
Caterpillar, Inc.	1,151	937,846
Cummins, Inc.	1,575	998,865
Epiroc AB, Class A	13,403	343,583
FANUC Corp.	7,100	318,397
GEA Group AG	9,706	690,016
Illinois Tool Works, Inc.	4,800	1,377,360
Kone OYJ, Class B	4,544	262,520
Parker-Hannifin Corp.	1,241	1,211,874
Pentair plc	5,900	386,096
Sandvik AB	7,524	281,295
Snap-on, Inc.	1,600	656,656
Volvo AB, Class B	7,615	291,334
Wartsila OYJ Abp	7,611	257,506
Xylem, Inc.	2,510	293,595

		9,060,471

Professional Services (1.6%)
Automatic Data Processing, Inc.	7,499	1,998,184
Broadridge Financial Solutions, Inc.	3,747	576,851
Leidos Holdings, Inc.	2,034	235,130
Paychex, Inc.	4,091	477,992
SGS SA (Registered)	3,109	368,334
Verisk Analytics, Inc.	2,496	486,346
Wolters Kluwer NV	4,833	378,307

		4,521,144

Trading Companies & Distributors (1.0%)
Fastenal Co.	15,900	758,589
ITOCHU Corp.	47,500	601,270
Toromont Industries Ltd.	2,937	441,791
W.W. Grainger, Inc.	800	1,105,776

		2,907,426

Transportation Infrastructure (0.1%)
Transurban Group	31,743	330,796

Total Industrials		42,963,043

Information Technology (23.5%)
Communications Equipment (1.4%)
Arista Networks, Inc.*	5,264	949,362
Ciena Corp.*	1,377	519,198
Cisco Systems, Inc.	10,286	1,193,073
Motorola Solutions, Inc.	3,398	1,480,679

		4,142,312

Electronic Equipment, Instruments & Components (0.6%)
Amphenol Corp., Class A	2,931	471,012
CDW Corp.	1,993	294,585
Jabil, Inc.	1,144	360,417
Murata Manufacturing Co. Ltd.	6,200	288,986
TE Connectivity plc	2,262	465,271

		1,880,271

IT Services (0.7%)
Accenture plc, Class A	4,927	817,488
Cognizant Technology Solutions Corp., Class A	5,595	309,683
Fujitsu Ltd.	15,600	358,759
VeriSign, Inc.	1,395	404,578

		1,890,508

Semiconductors & Semiconductor Equipment (9.0%)
Advanced Micro Devices, Inc.*	2,233	1,063,243
Advantest Corp.	1,800	367,682
Analog Devices, Inc.	2,245	824,836
Applied Materials, Inc.	2,775	1,408,784
ASML Holding NV (Registered) (ADR)	310	504,990
Broadcom, Inc.	11,222	4,368,500
KLA Corp.	7,697	1,407,166
Lam Research Corp.	4,864	1,425,249
Micron Technology, Inc.	2,335	1,921,775
NVIDIA Corp.	62,628	12,572,571
NXP Semiconductors NV	1,064	243,826

		26,108,622

See Notes to Portfolio of Investments.

3

1290 FUNDS

1290 SMARTBETA EQUITY FUND

PORTFOLIO OF INVESTMENTS (Continued)

July 31, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Software (5.7%)
AppLovin Corp., Class A*	1,515	$599,789
Autodesk, Inc.*	1,948	456,222
Fortinet, Inc.*	4,779	773,959
Intuit, Inc.	1,590	502,551
Microsoft Corp.	21,985	10,216,869
Palantir Technologies, Inc., Class A*	8,063	992,233
Roper Technologies, Inc.	1,600	627,152
Salesforce, Inc.	4,811	885,320
SAP SE	4,061	738,406
ServiceNow, Inc.*	7,003	778,944

		16,571,445

Technology Hardware, Storage & Peripherals (6.1%)
Apple, Inc.	41,331	12,767,559
Canon, Inc.(x)	16,000	445,291
Dell Technologies, Inc., Class C	2,029	822,496
NetApp, Inc.	2,900	517,650
Seagate Technology Holdings plc	1,853	1,586,409
Western Digital Corp.	3,019	1,644,872

		17,784,277

Total Information Technology		68,377,435

Materials (2.1%)
Chemicals (1.9%)
Air Liquide SA	1,650	324,829
Ecolab, Inc.	5,697	1,581,658
Linde plc	5,435	2,599,995
Sherwin-Williams Co. (The)	2,900	988,465

		5,494,947

Metals & Mining (0.2%)
Franco-Nevada Corp.	2,678	569,737

Total Materials		6,064,684

Real Estate (0.9%)
Real Estate Management & Development (0.4%)
Daito Trust Construction Co. Ltd.	18,000	381,145
Mitsubishi Estate Co. Ltd.	10,400	254,468
Mitsui Fudosan Co. Ltd.	53,400	523,579

		1,159,192

Retail REITs (0.3%)
Realty Income Corp. (REIT)	6,057	386,861
Simon Property Group, Inc. (REIT)	1,831	419,976

		806,837

Specialized REITs (0.2%)
Digital Realty Trust, Inc. (REIT)	1,677	316,148
Equinix, Inc. (REIT)	305	310,880

		627,028

Total Real Estate		2,593,057

Utilities (3.9%)
Electric Utilities (1.6%)
Duke Energy Corp.	6,042	757,848
Enel SpA	64,680	730,866
Eversource Energy	5,043	361,028
Exelon Corp.	8,780	402,300
Hydro One Ltd.(m)	13,760	573,231
Iberdrola SA	47,505	1,131,215
Southern Co. (The)	7,103	671,518

		4,628,006

Gas Utilities (0.7%)
AltaGas Ltd.	11,477	456,673
Atmos Energy Corp.	5,688	982,773
Hong Kong & China Gas Co. Ltd.(x)	308,000	276,094
Osaka Gas Co. Ltd.	8,900	308,497

		2,024,037

Multi-Utilities (1.5%)
Consolidated Edison, Inc.	7,600	827,260
E.ON SE	37,794	815,640
National Grid plc	26,197	420,153
Public Service Enterprise Group, Inc.	12,100	927,828
Sempra	10,912	966,258
WEC Energy Group, Inc.	2,790	305,282

		4,262,421

Water Utilities (0.1%)
American Water Works Co., Inc.	2,732	366,552

Total Utilities		11,281,016

Total Common Stocks (98.3%) (Cost $224,953,223)		285,768,671

	Number of Warrants
WARRANTS:
Information Technology (0.0%)
Software (0.0%)
Constellation Software, Inc., expiring 3/31/40(r)* (Cost $—)	100	—

	Number of Shares
SHORT-TERM INVESTMENTS:
Investment Companies (1.5%)
Invesco Government & Agency Portfolio, Institutional Shares 3.65% (7 day yield) (xx)	397,322	$397,322
JPMorgan Prime Money Market Fund, IM Shares 3.84% (7 day yield)	3,932,820	3,933,214
RBC BlueBay U.S. Government Money Market Fund, Institutional Shares 3.57% (7 day yield) (xx)	100,000	100,000

Total Investment Companies		4,430,536

Total Short-Term Investments (1.5%) (Cost $4,430,401)		4,430,536

Total Investments in Securities (99.8%) (Cost $229,383,624)		290,199,207
Other Assets Less Liabilities (0.2%)		569,281

Net Assets (100%)		$290,768,488

*	Non-income producing.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At July 31, 2026, the market value or fair value, as applicable, of these securities amounted to $573,231 or 0.2% of net assets.

(q)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.

(r)	Fair value determined using significant unobservable inputs.

(x)	All or a portion of security is on loan at July 31, 2026.

(xx)

At July 31, 2026, the Fund had loaned securities with a total value of $2,077,660. This was collateralized by $1,708,444 of various U.S. Government Treasury Securities, ranging from 0.000% – 5.000%, maturing 8/15/26 – 5/15/56 and by cash of $497,322 which was subsequently invested in investment companies.

See Notes to Portfolio of Investments.

4

1290 FUNDS

1290 SMARTBETA EQUITY FUND

PORTFOLIO OF INVESTMENTS (Continued)

July 31, 2026 (Unaudited)

Glossary:

ADR — American Depositary Receipt

REIT — Real Estate Investment Trust

The following is a summary of the inputs, summarized in three broad levels, used to value the Fund’s assets and liabilities carried at fair value as of July 31, 2026:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Communication Services	$14,847,989	$2,822,479	$—		$17,670,468
Consumer Discretionary	19,965,324	3,785,211	—		23,750,535
Consumer Staples	18,310,614	6,875,148	—		25,185,762
Energy	5,848,628	869,358	—		6,717,986
Financials	44,760,945	15,549,519	—		60,310,464
Health Care	16,371,751	4,482,470	—		20,854,221
Industrials	33,528,278	9,434,765	—		42,963,043
Information Technology	66,178,311	2,199,124	—		68,377,435
Materials	5,739,855	324,829	—		6,064,684
Real Estate	1,433,865	1,159,192	—		2,593,057
Utilities	7,598,551	3,682,465	—		11,281,016
Short-Term Investments
Investment Companies	4,430,536	—	—		4,430,536
Warrants
Information Technology	—	—	—	(a)	—	(a)

Total Assets	$239,014,647	$51,184,560	$—		$290,199,207

Total Liabilities	$—	$—	$—		$—

Total	$239,014,647	$51,184,560	$—		$290,199,207

(a) Value is zero.

As of July 31, 2026, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$68,670,875
Aggregate gross unrealized depreciation	(8,432,870)

Net unrealized appreciation	$60,238,005

Federal income tax cost of investments in securities and derivative instruments, if applicable	$229,961,202

See Notes to Portfolio of Investments.

5

1290 FUNDS

NOTES TO PORTFOLIO OF INVESTMENTS

July 31, 2026 (Unaudited)

Note 1 Valuation

The Board of Trustees (the “Board”) of the 1290 Funds (the “Trust”) is primarily responsible for overseeing that appropriate valuation methods are used to price securities and other investments for each series (each, a “Fund” and collectively, the “Funds”) of the Trust. Section 2(a)(41) of the Investment Company Act of 1940, as amended (the “1940 Act”), requires funds to value their portfolio investments using: (i) the market value of their portfolio securities when market quotations are “readily available” and (ii) the investment’s fair value, as determined in good faith by the Board, when a market quotation for a portfolio security is not readily available or if the investment is not a security. Rule 2a-5 under the 1940 Act (“Rule 2a-5”) permits the Board to designate a “valuation designee” to perform the fair value determinations for any and all Fund investments, subject to Board oversight and certain other requirements designed to facilitate the Board’s ability to effectively oversee fair value determinations. Pursuant to Rule 2a-5, the Board designated Equitable Investment Management, LLC, the Trust’s investment adviser (the “Adviser”), as the Funds’ valuation designee. As the Funds’ valuation designee, the Adviser is responsible for determining fair value in good faith for any and all Fund investments. The Adviser has adopted pricing procedures (“Pricing Procedures”) to establish methods for valuing portfolio securities and other investments held by the Trust and its respective Funds, in accordance with Section 2(a)(41) of the 1940 Act and Rule 2a-5. The Board has delegated the responsibility of calculating the net asset values (“NAVs”) of each of the Trust’s Funds and classes pursuant to these Pricing Procedures to the Trust’s administrator, Equitable Investment Management, LLC (the “Administrator”). The Administrator has entered into a sub-administration agreement with JPMorgan Chase Bank, N.A. (the “Sub-Administrator”), to assist in performing certain duties, including the calculation of the Funds’ NAVs. The valuation designee has established a valuation committee (the “Committee”) with day-to-day responsibility for, among other things, determining when market values for assets held by the Trust are not readily available, determining the fair value of any such asset and making the actual calculation of the fair value of any such asset in accordance with the Pricing Procedures. The Committee is comprised of senior employees from the Adviser.

Due to the inherent uncertainty of the valuation of securities for which market quotations are not readily available, the fair value of such securities may differ significantly from the values that would have been used had a ready market for such securities existed.

Various inputs are used in determining the value of each Fund’s assets or liabilities carried at fair value. These inputs are summarized in three broad levels below:

•	Level 1 - quoted prices in active markets for identical assets

•	Level 2 - other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A summary of inputs used to value each Fund’s assets and liabilities carried at fair value as of July 31, 2026, is included in the Portfolio of Investments for each Fund. Changes in valuation techniques may result in transfers in or out of an investment’s assigned level.

Transfers into and transfers out of Level 3, are included in the Level 3 reconciliation following the Portfolio of Investments for each Fund, if any. Transfers between levels may be due to a decline, or an increase, in market activity (e.g., frequency of trades), which may result in a lack of, or increase in, available observable market inputs to determine price.

The inputs or methodology used to fair value securities are not necessarily an indication of the risk associated with investing in those securities. An investment’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement.

The Committee has the ability to meet and review reports based on the valuation techniques used to fair value Level 3 securities. As part of a review, the Committee would consider obtaining updates from its pricing vendors and Sub-Advisers for fair valued securities. For example, with respect to model driven prices, the Committee could receive reports regarding a review and recalculation of pricing models and related discounts. For those securities which are valued based on broker quotes, the Committee may evaluate variances between existing broker quotes and any alternative broker quotes provided by a Sub-Adviser or other pricing source.

To substantiate unobservable inputs used in a fair valuation, the Committee may perform an independent verification as well as additional research for fair value notifications received from the pricing agents. Among other factors, particular areas of focus may include: description of security, historical pricing, intra-day price movement, last trade information, corporate actions, related securities, any available company news and announcements, any available trade data or other information. The Committee also notes the materiality of holdings and price changes on a Fund’s NAV.

The Committee reviews and considers changes in value for all fair valued securities that have occurred since the last review.

Events or circumstances affecting the values of Fund securities that occur between the closing of their principal markets and the time the NAV is determined may be reflected in the Trust’s calculation of a NAV for each applicable Fund when the Committee deems

1290 FUNDS

NOTES TO PORTFOLIO OF INVESTMENTS (Concluded)

July 31, 2026 (Unaudited)

that the particular event or circumstance would materially affect such Fund’s NAV.

Accounting for Derivative Instruments:

Derivatives accounted for as hedging instruments must be disclosed separately from those that do not qualify for hedge accounting. Even though the Funds may use derivatives in an attempt to achieve an economic hedge, the Fund’s derivatives are not accounted for as hedging instruments because the Funds account for their derivatives at fair value and record any changes in fair value in current period earnings. All open derivative positions at period end are reflected on each respective Fund’s Portfolio of Investments.

For more information on each Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to a Fund’s most recent semi-annual or annual report.